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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08405

Evergreen Select Money Market Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 6 of its series, Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen Prime Cash Management Money Market Fund, for the six months ended August 31, 2003. These 6 series have a February 28 fiscal year end.

Date of reporting period: August 31, 2003

Item 1 - Reports to Stockholders.

Evergreen Institutional 100% Treasury Money Market Fund

Evergreen Institutional 100% Treasury Money Market Fund: Semiannual Report as of August 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
9	STATEMENT OF ASSETS AND LIABILITIES
10	STATEMENT OF OPERATIONS
11	STATEMENTS OF CHANGES IN NET ASSETS
12	NOTES TO FINANCIAL STATEMENTS
16	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

October 2003

Dennis H. Ferro President and Chief Executive Officer

Dear Evergreen Shareholder,

We are pleased to provide the semiannual report for the Evergreen Institutional 100% Treasury Money Market Fund, which covers the six-month period ended August 31, 2003.

A challenging environment

Over the past six-month period, money market investors have encountered a variety of challenges. The uncertain geopolitical environment, a staggered economic recovery, worries about deflation, and changes in the tax laws all combined to threaten performance.

The first challenge for investors was the uncertain geopolitical environment. The saber rattling between the U.S. and Iraq started at the beginning of the investment period and continued into the new-year. Indeed, as negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices sold-off dramatically and money flowed into U.S. Treasuries in a flight to quality. Once it became apparent that war was inevitable, however, the financial markets regained their equilibrium and stocks began a significant recovery. Apparently, the uncertainty of war was worse for investors than actual war itself. This clarification on the geopolitical front enabled many investors to once again focus on the economic fundamentals.

1

LETTER TO SHAREHOLDERS continued

These fundamentals had been too weak for too long. In an attempt to resuscitate growth, the Federal Reserve maintained an accommodative stance, driving rates to 45-year lows. As the period progressed economic data began to surprise us on the upside. The U.S. consumer remained active and the housing market, buoyed by surging mortgage refinancing activity, continued to strengthen. U.S. worker productivity also grew, and as corporations generated higher profits, business spending began to accelerate into the summer months.

The Fed's concerns about deflation, however, presented another hurdle for investors. Market yields experienced dramatic swings as investors bought Treasuries in anticipation of lower rates. Yet the rapidly improving economic data resulted in a lower than expected reduction in interest rates at the Fed's monetary policy meeting in June. In addition, Mr. Greenspan's positive comments on the 2004 economic outlook to congressional banking committee members in July caused rampant selling in the bond market as the "deflation trade" unwound. In a little more than a month, the yield on the 10-year Treasury swung from a low of 3.1% to a high of 4.6%. Since that time, market yields have settled down in anticipation of further accommodation from the Fed.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of August 31, 2003

MANAGEMENT TEAM

J. Kellie Allen

Bryan K. White, CFA

PERFORMANCE AND RETURNS*1

Portfolio inception date: 12/8/1997

			Lipper
		Institutional	Institutional
	Institutional	Service	Treasury
	Shares	Shares	Money	90-Day
	(Class I)	(Class IS)	Markets	Treasury
Class inception date	12/8/1997	12/22/1997	Median	Bill

6-month return	0.40%	0.27%	0.39%	0.60%

Average annual return

1 year	1.02%	0.77%	0.94%	1.38%

5 year	3.64%	3.38%	3.53%	3.92%

Since portfolio inception	3.84%	3.57%	3.75%	4.10%

7-day annualized yield	0.63%	0.38%	N/A	N/A

30-day annualized yield	0.60%	0.35%	N/A	N/A

*The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.25% for Class IS. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which, returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Each class is only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of August 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28,
CLASS I		2003	2002	2001	2000[1]	1999
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.004	0.015	0.032	0.058	0.047	0.048
Distributions to shareholders from
Net investment income	-0.004	-0.015	-0.032	-0.058	-0.047	-0.048
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.40%	1.48%	3.28%	5.98%	4.85%	4.88%
Ratios and supplemental data
Net assets, end of period (thousands)	$444,252	$487,684	$409,199	$239,204	$352,985	$546,122
Ratios to average net assets
Expenses[2]	0.29%[3]	0.18%	0.13%	0.12%	0.11%	0.17%
Net investment income	0.78%[3]	1.44%	3.05%	5.82%	4.72%	4.72%

[1]   Year ended February 29.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28,
CLASS IS		2003	2002	2001	2000[1]	1999
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.003	0.012	0.030	0.056	0.045	0.045
Distributions to shareholders from
Net investment income	-0.003	-0.012	-0.030	-0.056	-0.045	-0.045
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.27%	1.23%	3.02%	5.71%	4.59%	4.62%
Ratios and supplemental data
Net assets, end of period (thousands)	$410,996	$364,153	$219,117	$284,237	$178,432	$98,426
Ratios to average net assets
Expenses[2]	0.55%[3]	0.43%	0.38%	0.37%	0.36%	0.40%
Net investment income	0.52%[3]	1.19%	3.01%	5.60%	4.57%	4.41%

[1]   Year ended February 29.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

August 31, 2003 (unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 99.9%
U.S. Treasury Bills:
0.85%, 9/11/2003	$ 27,704,000	$ 27,698,113
0.86%, 10/9/2003	14,484,000	14,471,198
0.87%, 9/11/2003	24,587,000	24,581,652
0.87%, 10/2/2003	125,000,000	124,909,896
0.88%, 9/11/2003	74,250,000	74,233,665
0.89%, 9/4/2003	364,000	363,982
0.90%, 9/4/2003	106,000,000	105,994,700
0.90%, 10/16/2003	5,156,000	5,150,360
0.92%, 9/11/2003	4,186,000	4,185,037
0.92%, 9/18/2003	150,000,000	149,939,000
0.93%, 9/4/2003	82,114,000	82,109,757
0.94%, 9/18/2003	1,296,000	1,295,462
0.95%, 9/18/2003	3,398,000	3,396,569
0.96%, 9/25/2003	5,732,000	5,728,484
0.97%, 9/25/2003	79,770,000	79,720,724
1.04%, 9/4/2003	75,000,000	74,995,667
U.S. Treasury Notes:
2.13%, 8/31/2004	40,068,000	40,419,902
2.88%, 6/30/2004	25,000,000	25,374,543
3.38%, 4/30/2004	10,000,000	10,136,393
Total Investments (cost $854,705,104) 99.9%		854,705,104
Other Assets and Liabilities 0.1%		542,592
Net Assets 100.0%		$ 855,247,696
See Notes to Financial Statements

8

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003 (unaudited)

Assets
Identified cost of securities	$ 854,705,104
Cash	265,969
Interest receivable	670,041
Prepaid expenses and other assets	124,749

Total assets	855,765,863

Liabilities
Dividends payable	359,751
Payable for Fund shares redeemed	75,000
Advisory fee payable	20,405
Distribution Plan expenses payable	11,227
Due to other related parties	5,578
Accrued expenses and other liabilities	46,206

Total liabilities	518,167

Net assets	$ 855,247,696

Net assets represented by
Paid-in capital	$ 855,042,152
Undistributed net investment income	181,202
Accumulated net realized gains on securities	24,342

Total net assets	$ 855,247,696

Net assets consists of
Class I	$ 444,251,743
Class IS	410,995,953

Total net assets	$ 855,247,696

Shares outstanding
Class I	444,024,389
Class IS	410,845,778

Net asset value per share
Class I	$ 1.00
Class IS	$ 1.00

See Notes to Financial Statements

9

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2003 (unaudited)

Investment income
Interest	$ 4,476,161

Expenses
Advisory fee	874,612
Distribution Plan expenses	477,294
Administrative services fee	248,116
Transfer agent fees	3,341
Trustees' fees and expenses	5,902
Printing and postage expenses	8,981
Custodian fees	86,796
Registration and filing fees	11,378
Professional fees	12,161
Other	14,793

Total expenses	1,743,374
Less: Expense reductions	(961)
Fee waivers	(36,199)

Net expenses	1,706,214

Net investment income	2,769,947

Net realized gains on securities	24,342

Net increase in net assets resulting from operations	$ 2,794,289

See Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2003		Year Ended
	(unaudited)		February 28, 2003

Operations
Net investment income		$ 2,769,947		$ 11,090,132
Net realized gains on securities		24,342		19,962

Net increase in net assets resulting from operations		2,794,289		11,110,094

Distributions to shareholders from
Net investment income
Class I		(1,767,290)		(7,118,792)
Class IS		(1,002,304)		(3,972,544)

Total distributions to shareholders		(2,769,594)		(11,091,336)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	577,720,380	577,720,380	2,058,981,803	2,058,981,803
Class IS	269,275,516	269,275,516	1,148,713,473	1,148,713,473

		846,995,896		3,207,695,276

Net asset value of shares issued in reinvestment of distributions
Class I	192,635	192,635	1,323,338	1,323,338
Class IS	238,055	238,055	1,097,703	1,097,703

		430,690		2,421,041

Payment for shares redeemed
Class I	(621,357,993)	(621,357,993)	(1,981,831,918)	(1,981,831,918)
Class IS	(222,681,704)	(222,681,704)	(1,004,783,348)	(1,004,783,348)

		(844,039,697)		(2,986,615,266)

Net increase in net assets resulting from capital share transactions		3,386,889		223,501,051

Total increase in net assets		3,411,584		223,519,809
Net assets
Beginning of period		851,836,112		628,316,303

End of period		$ 855,247,696		$ 851,836,112

Undistributed net investment income		$ 181,202		$ 180,849

See Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional 100% Treasury Money Market Fund (the "Fund") is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I") and Institutional Service ("Class IS") classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing distribution fee. Class I shares are not subject to a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

12

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.21% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended August 31, 2003, EIMC waived its fee in the amount of $36,199 which represents 0.01% of the Fund's average daily net assets (on an annualized basis). Total amounts subject to recoupment as of August 31, 2003 were $117,657.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class IS shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares.

5. SECURITIES TRANSACTIONS

On August 31, 2003, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

13

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended August 31, 2003, the Fund had no borrowings under this agreement.

14

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15

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

16

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

17

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of August 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567756   10/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Institutional Money Market Fund

Evergreen Institutional Money Market Fund: Semiannual Report as of August 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

October 2003

Dennis H. Ferro President and Chief Executive Officer

Dear Evergreen Shareholder,

We are pleased to provide the semiannual report for the Evergreen Institutional Money Market Fund, which covers the six-month period ended August 31, 2003.

A challenging environment

Over the past six-month period, money market investors have encountered a variety of challenges. The uncertain geopolitical environment, a staggered economic recovery, worries about deflation, and changes in the tax laws all combined to threaten performance.

The first challenge for investors was the uncertain geopolitical environment. The saber rattling between the U.S. and Iraq started at the beginning of the investment period and continued into the new-year. Indeed, as negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices sold-off dramatically and money flowed into U.S. Treasuries in a flight to quality. Once it became apparent that war was inevitable, however, the financial markets regained their equilibrium and stocks began a significant recovery. Apparently, the uncertainty of war was worse for investors than actual war itself. This clarification on the geopolitical front enabled many investors to once again focus on the economic fundamentals.

1

LETTER TO SHAREHOLDERS continued

These fundamentals had been too weak for too long. In an attempt to resuscitate growth, the Federal Reserve maintained an accommodative stance, driving rates to 45-year lows. As the period progressed economic data began to surprise us on the upside. The U.S. consumer remained active and the housing market, buoyed by surging mortgage refinancing activity, continued to strengthen. U.S. worker productivity also grew, and as corporations generated higher profits, business spending began to accelerate into the summer months.

The Fed's concerns about deflation, however, presented another hurdle for investors. Market yields experienced dramatic swings as investors bought Treasuries in anticipation of lower rates. Yet the rapidly improving economic data resulted in a lower than expected reduction in interest rates at the Fed's monetary policy meeting in June. In addition, Mr. Greenspan's positive comments on the 2004 economic outlook to congressional banking committee members in July caused rampant selling in the bond market as the "deflation trade" unwound. In a little more than a month, the yield on the 10-year Treasury swung from a low of 3.1% to a high of 4.6%. Since that time, market yields have settled down in anticipation of further accommodation from the Fed.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of August 31, 2003

MANAGEMENT TEAM

J. Kellie Allen

Bryan K. White, CFA

PERFORMANCE AND RETURNS*1

Portfolio inception date: 11/19/1996

				Institutional				Lipper
	Institutional	Administrative	Investor	Service	Participant	Reserve	Resource	Institutional
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Money	90-Day
	(Class I)	(Class AD)	(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Markets	Treasury
Class inception date	11/19/1996	5/1/2001	5/1/2001	11/26/1996	5/1/2001	5/1/2001	5/1/2001	Median	Bill

6-month return	0.56%	0.54%	0.51%	0.43%	0.31%	0.23%	0.16%	0.43%	0.60%

Average annual return

1 year	1.33%	1.28%	1.23%	1.08%	0.82%	0.67%	0.52%	1.05%	1.38%

5 year	4.07%	4.05%	4.02%	3.81%	3.83%	3.76%	3.68%	3.78%	3.92%

Since portfolio inception	4.50%	4.48%	4.46%	4.23%	4.32%	4.26%	4.21%	4.21%	4.29%

7-day annualized yield	0.96%	0.91%	0.86%	0.71%	0.46%	0.31%	0.16%	N/A	N/A

30-day annualized yield	0.96%	0.91%	0.86%	0.71%	0.46%	0.31%	0.16%	N/A	N/A

*The yield quotation more closely reflects the current earnings of the fund than the total return quotation.
See Notes to Financial Statements

7-DAY ANNUALIZED YIELD

4

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC shares prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. All classes are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of August 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28,
CLASS I		2003	2002	2001	2000[1]	1999
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.006	0.017	0.035	0.063	0.053	0.054
Distributions to shareholders from
Net investment income	-0.006	-0.017	-0.035	-0.063	-0.053	-0.054
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.56%	1.75%	3.58%	6.50%	5.39%	5.53%
Ratios and supplemental data
Net assets, end of period (thousands)	$13,247,349	$19,297,892	$11,290,424	$6,261,505	$3,848,005	$2,853,495
Ratios to average net assets
Expenses[2]	0.21%[3]	0.21%	0.22%	0.21%	0.22%	0.21%
Net investment income	1.12%[3]	1.70%	3.35%	6.31%	5.25%	5.35%

[1]   Year ended February 29.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28,
CLASS AD		2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.005	0.017	0.026
Distributions to shareholders from
Net investment income	-0.005	-0.017	-0.026
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.54%	1.70%	2.63%
Ratios and supplemental data
Net assets, end of period (thousands)	$10,122	$13,017	$25,635
Ratios to average net assets
Expenses[2]	0.26%[3]	0.26%	0.27%[3]
Net investment income	1.08%[3]	1.58%	2.59%[3]

[1]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28,
CLASS IN		2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.005	0.016	0.026
Distributions to shareholders from
Net investment income	-0.005	-0.016	-0.026
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.51%	1.65%	2.59%
Ratios and supplemental data
Net assets, end of period (thousands)	$266,317	$252,560	$123,849
Ratios to average net assets
Expenses[2]	0.31%[3]	0.31%	0.32%[3]
Net investment income	1.01%[3]	1.59%	2.91%[3]

[1]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28,
CLASS IS		2003	2002	2001	2000[1]	1999
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.004	0.015	0.033	0.061	0.050	0.051
Distributions to shareholders from
Net investment income	-0.004	-0.015	-0.033	-0.061	-0.050	-0.051
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.43%	1.49%	3.32%	6.23%	5.13%	5.27%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,836,670	$3,082,949	$3,896,538	$3,258,376	$2,699,653	$2,242,693
Ratios to average net assets
Expenses[2]	0.46%[3]	0.46%	0.47%	0.45%	0.47%	0.46%
Net investment income	0.86%[3]	1.50%	3.21%	6.05%	5.00%	5.12%

[1]   Year ended February 29.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28
CLASS P		2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.003	0.012	0.022
Distributions to shareholders from
Net investment income	-0.003	-0.012	-0.022
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.31%	1.24%	2.25%
Ratios and supplemental data
Net assets, end of period (thousands)	$148,101	$145,570	$155,419
Ratios to average net assets
Expenses[2]	0.71%[3]	0.71%	0.74%[3]
Net investment income	0.61%[3]	1.20%	1.99%[3]

[1]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28,
CLASS RV		2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.002	0.011	0.021
Distributions to shareholders from
Net investment income	-0.002	-0.011	-0.021
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.23%	1.09%	2.12%
Ratios and supplemental data
Net assets, end of period (thousands)	$25,234	$25,146	$20,408
Ratios to average net assets
Expenses[2]	0.86%[3]	0.86%	0.87%[3]
Net investment income	0.46%[3]	1.06%	2.35%[3]

[1]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28,
CLASS RC		2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.002	0.009	0.020
Distributions to shareholders from
Net investment income	-0.002	-0.009	-0.020
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.16%	0.94%	1.99%
Ratios and supplemental data
Net assets, end of period (thousands)	$31,115	$14,699	$32,130
Ratios to average net assets
Expenses[2]	1.01%[3]	1.01%	1.03%[3]
Net investment income	0.29%[3]	0.85%	1.73%[3]

[1]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

August 31, 2003 (unaudited)

	Principal Amount	Value

CERTIFICATES OF DEPOSIT 2.4%
Deutsche Bank:
1.25%, 7/26/2004	$ 200,000,000	$ 200,000,000
1.25%, 8/27/2004	200,000,000	200,000,000
Total Certificates of Deposit		400,000,000
COMMERCIAL PAPER 49.2%
Asset-Backed 46.8%
Amstel Funding Corp., 1.22%, 10/16/2003	57,549,000	57,463,188
ASAP Funding, Ltd.:
1.08%, 9/22/2003	100,000,000	99,940,000
1.08%, 9/25/2003	100,000,000	99,931,000
1.08%, 9/30/2003	77,429,000	77,363,960
Asset Backed Capital Finance, Inc., 1.11%, 9/1/2003	170,000,000	170,000,000
Atlantic Asset Securitization Corp., 1.06%, 9/22/2003	45,045,000	45,018,474
Bavaria Funding Corp.:
1.08%, 9/15/2003	150,000,000	149,941,500
1.09%, 9/5/2003	25,000,000	24,997,729
1.10%, 9/2/2003	50,000,000	50,000,000
1.10%, 9/5/2003	50,000,000	49,995,417
Belford U.S. Capital Co.:
1.09%, 9/1/2003 144A	50,000,000	50,000,000
1.11%, 11/10/2003 144A	50,000,000	50,000,000
1.12%, 9/1/2003 144A	50,000,000	50,000,000
Blue Spice LLC, 1.07%, 9/9/2003	50,000,000	49,989,597
Check Point Charlie, Inc.:
1.07%, 10/16/2003	55,000,000	54,928,072
1.08%, 9/4/2003	74,800,000	74,795,512
1.10%, 9/3/2003	51,600,000	51,598,424
1.10%, 11/10/2003	45,000,000	44,905,125
1.11%, 11/6/2003	47,000,000	46,905,804
Citibank Credit Card Corp., 1.06%, 9/18/2003	100,000,000	99,952,889
Concord Minutemen Capital Corp.:
1.05%, 10/10/2003	140,400,000	140,244,390
1.09%, 9/10/2003	100,000,000	99,975,778
1.14%, 8/30/2003	50,000,000	50,000,000
1.14%, 9/8/2003	100,000,000	100,000,000
Crown Point Capital Co.:
1.04%, 9/12/2003	40,000,000	39,988,444
1.04%, 9/16/2003	57,017,000	56,993,940
1.04%, 10/10/2003	100,259,000	100,148,938
1.08%, 11/7/2003	137,000,000	136,728,740
1.09%, 9/12/2003	60,000,000	59,981,833
Dorada Finance, Inc., 1.06%, 9/10/2003 144A	125,000,000	124,999,790
Fairway Finance Corp., 1.05%, 9/26/2003	59,995,000	59,953,003
Foxboro Funding, Ltd.:
1.13%, 9/23/2003	50,000,000	49,967,042
1.14%, 9/19/2003	95,875,000	95,823,387
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2003 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Galaxy Funding, Inc., 1.04%, 9/11/2003	$ 50,000,000	$ 49,987,000
Giro Balanced Funding Corp., 1.07%, 9/8/2003	105,198,000	105,179,240
Giro Multi Funding Corp, 1.07%, 9/22/2003	44,491,000	44,464,553
Harwood Funding Corp.:
1.10%, 9/10/2003	50,000,000	49,987,778
1.11%, 9/5/2003	200,000,000	199,981,500
Hatteras Funding Corp.:
1.04%, 9/10/2003	80,148,000	80,129,477
1.06%, 9/22/2003	91,796,000	91,741,942
High Peak Funding Corp.:
1.08%, 9/9/2003	50,000,000	49,989,500
1.08%, 9/18/2003	75,000,000	74,964,000
1.08%, 9/22/2003	75,000,000	74,955,000
Holland Securitization, Ltd.:
1.08%, 9/22/2003	100,000,000	99,940,000
1.09%, 9/24/2003	62,340,000	62,298,475
Lexington Parker Capital Corp.:
1.04%, 9/5/2003	50,085,000	50,080,659
1.05%, 9/8/2003	100,000,000	99,982,500
1.05%, 10/8/2003	100,000,000	99,895,000
1.07%, 9/8/2003	50,699,000	50,689,959
1.09%, 9/11/2003	50,000,000	49,986,375
Liberty Lighthouse Capital Corp., 1.11%, 11/17/2003 144A	100,000,000	100,000,000
Links Financial, LLC, 1.08%, 9/24/2003	150,000,000	149,992,808
Moat Funding LLC, 1.05%, 9/16/2003	41,600,000	41,583,013
Montauk Funding Corp., 1.04%, 9/12/2003	100,000,000	99,971,111
Mortgage Interest Networking Trust:
1.10%, 10/9/2003	100,000,000	99,886,944
1.10%, 10/15/2003	75,000,000	74,901,458
1.13%, 9/8/2003	50,000,000	49,990,583
1.13%, 9/24/2003	100,000,000	99,930,944
1.13%, 9/26/2003	100,000,000	99,924,667
1.13%, 10/14/2003	50,000,000	49,934,084
1.13%, 10/15/2003	50,000,000	49,932,514
Neptune Funding Corp.:
1.06%, 9/23/2003	98,428,000	98,367,139
1.08%, 9/22/2003	75,000,000	74,955,000
1.08%, 9/23/2003	38,051,000	38,027,028
1.09%, 9/19/2003	47,133,000	47,108,739
1.09%, 10/6/2003	59,000,000	58,939,263
Ness LLC, 1.04%, 10/24/2003	44,610,000	44,542,986
Newport Funding Corp., 1.07%, 9/17/2003	94,364,000	94,321,929
Paradigm Funding LLC, 1.07%, 9/26/2003	86,511,000	86,449,289
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2003 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Park Granada LLC:
1.05%, 9/8/2003	$ 75,000,000	$ 74,986,875
1.125%, 9/2/2003	100,000,000	100,000,000
Perry Global Funding LLC, 1.08%, 11/12/2003	57,234,000	57,112,092
Principal Residential Mortgage Corp.:
1.10%, 9/8/2003	32,038,000	32,032,127
1.10%, 9/9/2003	75,000,000	74,983,958
1.10%, 9/12/2003	70,078,000	70,056,587
1.10%, 9/16/2003	65,073,000	65,045,163
1.10%, 9/17/2003	40,045,000	40,026,646
1.11%, 9/17/2003	60,203,000	60,175,156
1.12%, 9/17/2003	100,000,000	99,953,334
1.12%, 9/25/2003	80,078,000	80,020,700
RACERS, 1.32%, 9/8/2003 144A	100,000,000	100,000,000
Rhineland Funding Corp.:
1.10%, 10/23/2003	25,000,000	24,961,042
1.11%, 9/4/2003	33,045,000	33,042,962
1.11%, 9/8/2003	37,419,000	37,412,078
1.11%, 10/30/2003	55,177,000	55,078,325
1.12%, 9/23/2003	89,808,000	89,749,325
1.13%, 9/24/2003	72,067,000	72,017,234
Scaldis Capital LLC, 1.07%, 9/2/2003	50,170,000	50,170,000
Sheffield Receivables Corp., 1.08%, 9/16/2003	30,000,000	29,987,400
Special Purpose Accounts Receivable Corp.:
1.05%, 9/24/2003	75,000,000	74,951,875
1.07%, 9/22/2003	55,000,000	54,967,306
1.07%, 10/2/2003	40,000,000	39,964,333
1.07%, 10/16/2003	50,000,000	49,934,611
Syndicated Loan Funding Trust:
1.23%, 9/17/2003 144A	50,000,000	50,000,000
1.26%, 9/16/2003 144A	80,000,000	80,000,000
1.26%, 9/22/2003 144A	30,000,000	30,000,000
Tannehill Capital Co.:
1.07%, 9/8/2003	30,454,000	30,448,569
1.07%, 9/18/2003	70,068,000	70,034,679
Thames Asset Global Securitization, Inc., 1.07%, 9/22/2003	100,000,000	99,940,556
Three Crowns Funding LLC:
1.07%, 9/17/2003	99,025,000	98,980,851
1.08%, 9/26/2003	100,000,000	99,928,000
Three Pillars Funding Corp., 1.06%, 9/24/2003	40,040,000	40,014,063
Tulip Funding Corp., 1.06%, 9/8/2003	25,000,000	24,995,583
Victory Receivable Corp.:
1.05%, 9/11/2003	58,116,000	58,100,745
1.06%, 10/23/2003	75,000,000	74,887,375
Volkswagen Credit, Inc., 1.28%, 6/11/2004 144A	42,000,000	42,038,134
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2003 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
White Pine Finance LLC, 1.07%, 9/1/2003 144A	$ 75,000,000	$ 74,998,290
Yorktown Capital LLC:
1.05%, 9/17/2003	49,000,000	48,978,562
1.06%, 10/10/2003	50,000,000	49,944,056
7,745,463,025
Capital Markets 1.8%
Goldman Sachs Group, Inc.:
1.40%, 9/3/2004	100,000,000	100,000,000
1.42%, 4/21/2004	200,000,000	198,165,911
298,165,911
Thrifts & Mortgage Finance 0.6%
Countrywide Funding Corp.:
1.08%, 9/18/2003	50,000,000	49,976,000
1.08%, 9/19/2003	50,000,000	49,974,500
99,950,500
Total Commercial Paper		8,143,579,436
CORPORATE BONDS 31.4%
Asset-Backed 1.1%
Heart Property LLC, 1.13%, 9/4/2003	7,265,000	7,265,000
RACERS, 1.30%, 9/2/2003 144A	120,000,000	120,000,000
Strategic Money Market Trust, 1.17%, 12/15/2003 144A	50,000,000	50,000,000
177,265,000
Automobiles 0.4%
Daimlerchrysler Corp., 1.04%, 9/8/2003	72,400,000	72,387,450
Capital Markets 9.2%
Bear Stearns, Inc.:
1.10%, 9/24/2003	125,000,000	125,000,000
1.26%, 9/12/2003	45,000,000	45,028,335
Credit Suisse First Boston Corp.:
1.08%, 9/16/2003	150,000,000	150,000,000
1.13%, 9/9/2003	150,000,000	150,000,000
1.20%, 9/13/2003	75,000,000	75,077,904
1.41%, 11/2/2003	45,000,000	45,000,000
Goldman Sachs Group, Inc., 1.35%, 9/15/2003 144A	30,000,000	30,000,000
Lehman Brothers Holdings, Inc.:
1.12%, 9/12/2003	75,000,000	75,000,000
1.26%, 9/9/2003 144A	75,000,000	75,000,000
1.51%, 10/6/2003	50,000,000	50,181,945
Merrill Lynch & Co., Inc.:
1.07%, 9/28/2003	200,000,000	200,000,000
1.23%, 9/11/2003	300,000,000	300,000,000
Morgan Stanley Dean Witter, Inc., 1.22%, 9/15/2003	200,000,000	200,000,000
1,520,288,184
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

August 31, 2003 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
Commercial Banks 3.6%
ABN Amro Bank, 1.23%, 11/14/2003 144A	$ 200,000,000	$ 200,000,000
Chase Manhattan Bank, 1.07%, 9/30/2003	125,000,000	125,000,000
Deutsche Bank, 1.53%, 9/12/2003	50,000,000	50,000,000
HBOS Treasury Services, plc, 1.12%, 11/20/2003 144A	150,000,000	150,000,000
Marshall & Ilsley Bank, 1.18%, 9/20/2003	80,000,000	80,000,000
605,000,000
Consumer Finance 9.7%
BMW U.S. Capital LLC:
1.11%, 9/11/2003 144A	85,000,000	85,000,000
1.11%, 9/24/2003	100,000,000	100,000,000
Discover Credit Corp.:
1.04%, 9/10/2003	83,555,000	83,535,690
1.04%, 9/15/2003	50,000,000	49,981,222
Ford Motor Credit Corp.:
1.05%, 9/22/2003	150,000,000	149,912,500
1.08%, 10/16/2003	50,000,000	49,934,000
1.09%, 10/17/2003	100,000,000	99,863,750
General Electric Capital Corp.:
1.14%, 9/17/2003	230,000,000	230,000,000
1.19%, 9/9/2003	100,000,000	100,000,000
ING Security Life Funding Corp., 1.13%, 9/9/2003 144A	200,000,000	200,000,000
North Lake Co., Ltd, 1.38%, 9/6/2003	119,000,000	118,999,489
Northern Rock Corp., 1.13%, 9/16/2003 144A	150,000,000	150,000,000
Volkswagen Financial Services:
1.11%, 9/25/2003	150,000,000	149,983,196
1.25%, 11/12/2003	45,000,000	45,013,814
1,612,223,661
Diversified Financial Services 1.7%
Nationwide Building Society, 1.08%, 10/23/2003 144A	75,000,000	75,000,000
Sigma Financial Corp., 1.24%, 8/27/2004	200,000,000	200,000,000
275,000,000
Diversified Telecommunication Services 1.8%
Bellsouth Corp., 4.16%, 4/26/2004 144A	200,000,000	203,508,121
USA Inc., MTN, 1.42%, 8/9/2004 144A	100,000,000	100,000,000
303,508,121
Insurance 1.2%
Travelers Insurance Co., 1.20%, 10/1/2003	200,000,000	200,000,000
Thrifts & Mortgage Finance 2.7%
Countrywide Funding Corp.:
1.36%, 10/14/2003	100,000,000	100,000,000
6.85%, 6/15/2004	67,000,000	69,827,309
See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

August 31, 2003 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
Thrifts & Mortgage Finance continued
National Bank Commerce Memphis, TN, FRN:
1.11%, 9/17/2003	$ 50,000,000	$ 50,000,000
1.11%, 9/21/2003	50,000,000	50,000,000
1.11%, 9/23/2003	100,000,000	100,000,000
Washington Mutual, Inc.:
1.15%, 9/22/2003	50,000,000	49,998,904
FRN, 1.45%, 11/14/2003	25,000,000	25,047,400
444,873,613
Total Corporate Bonds		5,210,546,029
FUNDING AGREEMENTS 2.9%
AllState Funding Corp., 1.28%, 9/15/2003	100,000,000	100,000,000
Jackson National Life Funding, 1.22%, 9/22/2003	75,000,000	75,000,000
Transamerica Occidental Corp.:
1.31%, 9/1/2003	65,000,000	65,000,000
1.33%, 9/1/2003	235,000,000	235,000,000
Total Funding Agreements		475,000,000
MUNICIPAL OBLIGATIONS 0.1%
Miscellaneous Revenue 0.1%
Detroit, MI EDA Corp. RB, Ser. A, (LOC: Bank of America), 1.16%, VRDN	20,830,000	20,830,000
TIME DEPOSITS 1.6%
State Street Bank, 1.00%, 9/2/2003	261,272,752	261,272,752
U.S. GOVERNMENT & AGENCY OBLIGATIONS 12.1%
FHLB, 1.38%, 11/11/2003	150,000,000	150,000,000
FHLMC:
1.18%, 7/27/2004	100,000,000	99,983,171
1.20%, 7/27/2004	150,000,000	150,000,000
1.20%, 8/6/2004	100,000,000	100,000,000
1.20%, 8/16/2004	65,000,000	65,000,000
1.21%, 10/7/2003	175,000,000	174,963,534
1.21%, 10/28/2003	125,000,000	125,000,000
1.30%, 8/30/2004	80,000,000	80,000,000
1.31%, 8/30/2004	50,000,000	50,000,000
1.38%, 11/11/2003	50,000,000	50,000,000
1.43%, 11/12/2003	240,000,000	239,941,724
1.45%, 9/3/2004	50,000,000	50,000,000
1.45%, 9/14/2004	290,000,000	290,000,000
1.48%, 11/18/2003	125,000,000	125,000,000
1.51%, 9/3/2004	150,000,000	150,000,000
3.00%, 7/15/2004	25,000,000	25,346,547
SLMA, 1.21%, 10/27/2003	75,000,000	75,000,000
Total U.S. Government & Agency Obligations		2,000,234,976
See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

August 31, 2003 (unaudited)

	Shares	Value

MUTUAL FUND SHARES 0.2%
Citifunds Institutional Liquid Reserve Fund	5,484,309	$ 5,484,309
Federated Prime Value Obligation Fund	25,114,558	25,114,558
Federated U.S. Treasury Cash Reserve Fund	1,375,981	1,375,981
Total Mutual Fund Shares		31,974,848
Total Investments (cost $16,543,438,041) 99.9%		16,543,438,041
Other Assets and Liabilities 0.1%		21,470,582
Net Assets 100.0%		$16,564,908,623

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under the guidelines established by the Board of Trustees.

Summary of Abbreviations:
EDA	Economic Development Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FRN	Floating Rate Note
LOC	Letter of Credit
MTN	Medium Term Note
RACERS	Restricted Assets Security Enhancement
RB	Revenue Bond
SLMA	Student Loan Mortgage Association
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 2003.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.
See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003 (unaudited)

Assets
Investments at amortized cost	$ 16,543,438,041
Cash	446,477
Receivable for Fund shares sold	25,387,031
Interest receivable	13,204,241
Prepaid expenses and other assets	466,658

Total assets	16,582,942,448

Liabilities
Dividends payable	13,663,537
Payable for Fund shares redeemed	3,250,943
Advisory fee payable	199,011
Distribution Plan expenses payable	93,181
Due to other related parties	108,009
Accrued expenses and other liabilities	719,144

Total liabilities	18,033,825

Net assets	$ 16,564,908,623

Net assets represented by
Paid-in capital	$ 16,576,239,611
Overdistributed net investment income	(92,950)
Accumulated net realized losses on securities	(11,238,038)

Total net assets	$ 16,564,908,623

Net assets consists of
Class I	$ 13,247,348,523
Class AD	10,122,246
Class IN	266,317,207
Class IS	2,836,670,330
Class P	148,101,178
Class RV	25,234,465
Class RC	31,114,674

Total net assets	$ 16,564,908,623

Shares outstanding
Class I	13,255,373,485
Class AD	10,130,047
Class IN	266,358,073
Class IS	2,839,908,898
Class P	148,134,293
Class RV	25,240,716
Class RC	31,115,730

Net asset value per share
Class I	$ 1.00
Class AD	$ 1.00
Class IN	$ 1.00
Class IS	$ 1.00
Class P	$ 1.00
Class RV	$ 1.00
Class RC	$ 1.00

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2003 (unaudited)

Investment income
Interest	$ 128,389,884

Expenses
Advisory fee	10,621,874
Distribution Plan expenses
Class AD	3,923
Class IN	125,936
Class IS	3,704,659
Class P	366,291
Class RV	78,807
Class RC	100,560
Administrative services fee	5,751,182
Transfer agent fees	730,349
Trustees' fees and expenses	136,918
Printing and postage expenses	60,436
Custodian fees	2,098,012
Registration and filing fees	188,437
Professional fees	48,343
Interest expense	10,356
Other	664,835

Total expenses	24,690,918
Less: Expense reductions	(22,262)

Net expenses	24,668,656

Net investment income	103,721,228

Net realized losses on securities	(18,605)

Net increase in net assets resulting from operations	$ 103,702,623

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2003		Year Ended
	(unaudited)		February 28, 2003

Operations
Net investment income		$ 103,721,228		$ 352,471,232
Net realized losses on securities		(18,605)		(6,722,812)

Net increase in net assets resulting from operations		103,702,623		345,748,420

Distributions to shareholders from
Net investment income
Class I		(88,994,413)		(294,247,244)
Class AD		(84,679)		(722,544)
Class IN		(1,261,997)		(3,786,359)
Class IS		(12,794,609)		(52,009,639)
Class P		(446,035)		(1,521,730)
Class RV		(55,307)		(244,021)
Class RC		(35,582)		(91,088)

Total distributions to shareholders		(103,672,622)		(352,622,625)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	49,691,080,072	49,691,080,072	100,902,901,292	100,902,901,292
Class AD	49,455,646	49,455,646	324,277,986	324,277,986
Class IN	1,008,653,503	1,008,653,503	1,734,261,883	1,734,261,883
Class IS	3,719,106,718	3,719,106,718	8,844,442,395	8,844,442,395
Class P	97,497,358	97,497,358	470,068,189	470,068,189
Class RV	41,636,977	41,636,977	91,015,883	91,015,883
Class RC	17,714,248	17,714,248	47,736,110	47,736,110

		54,625,144,522		112,414,703,738

Net asset value of shares issued in reinvestment of distributions
Class I	17,672,210	17,672,210	65,493,090	65,493,090
Class AD	51,277	51,277	380,365	380,365
Class IN	387,365	387,365	1,524,793	1,524,793
Class IS	5,807,500	5,807,500	29,098,664	29,098,664
Class P	355,237	355,237	1,131,475	1,131,475
Class RV	816	816	4,593	4,593
Class RC	1,650	1,650	1,003	1,003

		24,276,055		97,633,983

Payment for shares redeemed
Class I	(55,759,305,234)	(55,759,305,234)	(92,955,437,472)	(92,955,437,472)
Class AD	(52,401,534)	(52,401,534)	(337,268,759)	(337,268,759)
Class IN	(995,287,369)	(995,287,369)	(1,607,028,367)	(1,607,028,367)
Class IS	(3,971,206,851)	(3,971,206,851)	(9,685,851,925)	(9,685,851,925)
Class P	(95,323,785)	(95,323,785)	(481,006,882)	(481,006,882)
Class RV	(41,550,213)	(41,550,213)	(86,275,093)	(86,275,093)
Class RC	(1,301,120)	(1,301,120)	(65,165,283)	(65,165,283)

		(60,916,376,106)		(105,218,033,781)

Net increase (decrease) in net assets resulting from capital share transactions		(6,266,955,529)		7,294,303,940

Total increase (decrease) in net assets		(6,266,925,528)		7,287,429,735
Net assets
Beginning of period		22,831,834,151		15,544,404,416

End of period		$ 16,564,908,623		$ 22,831,834,151

Overdistributed net investment income		$ (92,950)		$ (141,556)

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional Money Market Fund (the "Fund") is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I"), Administrative ("Class AD"), Investor ("Class IN"), Institutional Service ("Class IS"), Participant ("Class P"), Reserve ("Class RV") and Resource ("Class RC") classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.11% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. IN-KIND TRANSACTION

Effective on the close of business on May 28, 2002, the Fund acquired assets through an in-kind transaction. This transaction transferred the underlying securities of Wachovia Money Market Fund into the Fund. In the transaction, shareholders redeemed 319,941,643 shares of Wachovia Money Market Fund and purchased the same number of Class I shares of the Fund in consideration for securities, valued at $319,941,643, which resulted in no gain or loss to the shareholder. The value of securities received by the Fund and the number of Class I shares issued are reflected as proceeds from shares sold in the Statement of Changes in Net Assets for the year ended February 28, 2003.

6. SECURITIES TRANSACTIONS

On August 31, 2003, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2003, the Fund had $11,219,433 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2006	2007	2008	2009	2011

$8,223	$238,898	$231,626	$3,787,001	$6,953,685

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2003, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended August 31, 2003, the Fund had average borrowings outstanding of $562,826 on an annualized basis at a rate of 1.84% and paid interest of $10,356.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of August 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567757   10/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Institutional Municipal Money Market Fund

Evergreen Institutional Municipal Money Market Fund: Semiannual Report as of August 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
32	STATEMENT OF ASSETS AND LIABILITIES
33	STATEMENT OF OPERATIONS
34	STATEMENTS OF CHANGES IN NET ASSETS
35	NOTES TO FINANCIAL STATEMENTS
40	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

October 2003

Dennis H. Ferro President and Chief Executive Officer

Dear Evergreen Shareholder,

We are pleased to provide the semiannual report for the Evergreen Institutional Municipal Money Market Fund, which covers the six-month period ended August 31, 2003.

A challenging environment

Over the past six-month period, money market investors have encountered a variety of challenges. The uncertain geopolitical environment, a staggered economic recovery, worries about deflation, and changes in the tax laws all combined to threaten performance.

The first challenge for investors was the uncertain geopolitical environment. The saber rattling between the U.S. and Iraq started at the beginning of the investment period and continued into the new-year. Indeed, as negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices sold-off dramatically and money flowed into U.S. Treasuries in a flight to quality. Once it became apparent that war was inevitable, however, the financial markets regained their equilibrium and stocks began a significant recovery. Apparently, the uncertainty of war was worse for investors than actual war itself. This clarification on the geopolitical front enabled many investors to once again focus on the economic fundamentals.

LETTER TO SHAREHOLDERS continued

These fundamentals had been too weak for too long. In an attempt to resuscitate growth, the Federal Reserve maintained an accommodative stance, driving rates to 45-year lows. As the period progressed economic data began to surprise us on the upside. The U.S. consumer remained active and the housing market, buoyed by surging mortgage refinancing activity, continued to strengthen. U.S. worker productivity also grew, and as corporations generated higher profits, business spending began to accelerate into the summer months.

The Fed's concerns about deflation, however, presented another hurdle for investors. Market yields experienced dramatic swings as investors bought Treasuries in anticipation of lower rates. Yet the rapidly improving economic data resulted in a lower than expected reduction in interest rates at the Fed's monetary policy meeting in June. In addition, Mr. Greenspan's positive comments on the 2004 economic outlook to congressional banking committee members in July caused rampant selling in the bond market as the "deflation trade" unwound. In a little more than a month, the yield on the 10-year Treasury swung from a low of 3.1% to a high of 4.6%. Since that time, market yields have settled down in anticipation of further accommodation from the Fed.

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of August 31, 2003

MANAGEMENT TEAM

Mathew W. Kiselak

PERFORMANCE AND RETURNS*1

Portfolio inception date: 11/20/1996

								Lipper
				Institutional				Institutional
	Institutional	Administrative	Investor	Service	Participant	Reserve	Resource	Tax-Exempt
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Money	90-Day
	(Class I)	(Class AD)	(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Markets	Treasury
Class inception date	11/20/1996	5/1/2001	5/1/2001	11/25/1996	5/1/2001	5/1/2001	5/1/2001	Median	Bill

6-month return	0.53%	0.51%	0.48%	0.41%	0.28%	0.20%	0.14%	0.38%	0.60%

Average annual return

1 year	1.26%	1.21%	1.16%	1.01%	0.76%	0.61%	0.47%	0.89%	1.38%

5 year	2.81%	2.79%	2.76%	2.56%	2.57%	2.50%	2.43%	2.43%	3.92%

Since portfolio inception	3.03%	3.01%	2.99%	2.77%	2.85%	2.80%	2.75%	2.68%	4.29%

7-day annualized yield	0.85%	0.80%	0.75%	0.60%	0.35%	0.20%	0.11%	N/A	N/A

30-day annualized yield	0.83%	0.78%	0.73%	0.58%	0.33%	0.18%	0.08%	N/A	N/A

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC shares prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. All classes are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of August 31, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28,
CLASS I		2003	2002	2001	2000[1]	1999
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.005	0.015	0.025	0.042	0.035	0.035
Distributions to shareholders from
Net investment income	-0.005	-0.015	-0.025	-0.042	-0.035	-0.035
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.53%	1.52%	2.54%	4.31%	3.51%	3.52%
Ratios and supplemental data
Net assets, end of period (thousands)	$3,592,054	$2,975,741	$1,625,943	$1,156,027	$937,122	$857,242
Ratios to average net assets
Expenses[2]	0.22%[3]	0.22%	0.24%	0.21%	0.24%	0.18%
Net investment income	1.04%[3]	1.44%	2.45%	4.20%	3.42%	3.41%

[1]   Year ended February 29.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28,
CLASS AD		2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.005	0.015	0.018
Distributions to shareholders from
Net investment income	-0.005	-0.015	-0.018
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.51%	1.46%	1.85%
Ratios and supplemental data
Net assets, end of period (thousands)	$22,043	$40,613	$17,554
Ratios to average net assets
Expenses[2]	0.27%[3]	0.27%	0.30%[3]
Net investment income	1.04%[3]	1.38%	1.60%[3]

[1]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28,
CLASS IN		2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.005	0.014	0.018
Distributions to shareholders from
Net investment income	-0.005	-0.014	-0.018
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.48%	1.41%	1.81%
Ratios and supplemental data
Net assets, end of period (thousands)	$139,859	$170,377	$6,240
Ratios to average net assets
Expenses[2]	0.32%[3]	0.32%	0.35%[3]
Net investment income	0.96%[3]	1.28%	2.04%[3]

[1]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28,
CLASS IS		2003	2002	2001	2000[1]	1999
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.004	0.013	0.023	0.040	0.032	0.032
Distributions to shareholders from
Net investment income	-0.004	-0.013	-0.023	-0.040	-0.032	-0.032
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.41%	1.26%	2.29%	4.05%	3.26%	3.27%
Ratios and supplemental data
Net assets, end of period (thousands)	$699,184	$640,823	$590,476	$452,310	$129,041	$144,002
Ratios to average net assets
Expenses[2]	0.47%[3]	0.47%	0.49%	0.46%	0.48%	0.42%
Net investment income	0.80%[3]	1.20%	2.22%	3.92%	3.18%	3.17%

[1]   Year ended February 29.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28,
CLASS P		2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.003	0.010	0.015
Distributions to shareholders from
Net investment income	-0.003	-0.010	-0.015
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.28%	1.01%	1.47%
Ratios and supplemental data
Net assets, end of period (thousands)	$39,693	$30,334	$9,874
Ratios to average net assets
Expenses[2]	0.72%[3]	0.72%	0.75%[3]
Net investment income	0.55%[3]	0.92%	1.26%[3]

[1]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28,
CLASS RV		2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.002	0.009	0.013
Distributions to shareholders from
Net investment income	-0.002	-0.009	-0.013
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.20%	0.86%	1.35%
Ratios and supplemental data
Net assets, end of period (thousands)	$1	$1	$1
Ratios to average net assets
Expenses[2]	0.81%[3]	0.79%	0.89%[3]
Net investment income	0.50%[3]	0.88%	1.79%[3]

[1]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28,
CLASS RC		2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.001	0.007	0.012
Distributions to shareholders from
Net investment income	-0.001	-0.007	-0.012
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.14%	0.71%	1.22%
Ratios and supplemental data
Net assets, end of period (thousands)	$1	$1	$1
Ratios to average net assets
Expenses[2]	0.80%[3]	0.78%	1.04%[3]
Net investment income	0.50%[3]	0.88%	1.67%[3]

[1]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

August 31, 2003 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER 1.0%
Utility 1.0%
Jefferson Cnty., KY PCRB, Louisville Gas & Elec. Proj., Ser. 2001-A, (Gtd. by Louisville Gas & Elec. Co.), 0.90%, 9/4/2003	$ 18,500,000	$ 18,500,000
San Diego, CA IDRB, San Diego Gas & Elec. Proj., Ser. B, (Gtd. by San Diego Gas & Elec. Co.), 0.90%, 9/4/2003	12,100,000	12,100,000
Trimble Cnty., KY PCRB, Louisville Gas & Elec. Proj., Ser. 2001-B, (Gtd. by Louisville Gas & Elec. Co.), 0.90%, 9/4/2003	15,000,000	15,000,000
Total Commercial Paper		45,600,000
MUNICIPAL OBLIGATIONS 98.6%
Airport 6.4%
Albuquerque NM Arpt. RRB, (Liq.: AMBAC & Insd. by Bay Hypo-Und Vereins), 0.92%, VRDN	27,600,000	27,600,000
Atlanta, GA Arpt. RB, BAN, (Gtd. by Atlantic Arpt.), 2.25%, 10/30/2003	30,000,000	30,000,000
Charlotte, NC Arpt. RRB, Ser. A, (LOC: Commerzbank & Insd. by MBIA), 0.97%, VRDN	29,465,000	29,465,000
Chicago, IL O'Hare Intl. Arpt. ROC, (Liq.: FSA & Insd. by Citigroup Holdings), 0.95%, VRDN	5,200,000	5,200,000
Chicago, IL O'Hare Intl. Arpt. Spl. Facs. RB, Northwest Airlines, Inc. Proj.:
Ser. A, (LOC: Citibank, N.A.), 1.00%, VRDN	6,500,000	6,500,000
Ser. B, (LOC: Citibank, N.A.), 1.00%, VRDN	10,200,000	10,200,000
Clark Cnty., NV Arpt. RB, MTC, (Liq.: FGIC & Insd. by UBS AG), 1.03%, VRDN	9,935,000	9,935,000
Clayton Cnty., GA Dev. Auth. RB, Delta Airlines Proj., Ser. B, (Insd. by GE Capital Corp.), 0.93%, VRDN	46,555,000	46,555,000
Clayton Cnty., GA Dev. Auth. Spl. Facs. RB, Delta Airlines Proj., (Insd. by GE Capital Corp.), 0.85%, VRDN	10,000,000	10,000,000
Denver Co. City & Cnty. Arpt. RB, Arpt. & Marina Proj., Ser. C, (Liq.: MBIA & Insd. by Bank One), 0.92%, VRDN	5,000,000	5,000,000
Hawaii Arpt. Systems RB, MTC, Class A, (Liq.: FGIC & Insd. by UBS AG), 1.08%, VRDN	10,000,000	10,000,000
Hillsborough Cnty., FL Aviation Auth. RB, Delta Airlines Proj., (Insd. by GE Capital Corp.), 0.85%, VRDN	2,200,000	2,200,000
Houston, TX Arpt. Sys. RB, Floating Rate Trust Cert.:
Ser. 404, (Liq.: FGIC & Insd. by Morgan Stanley), 0.98%, VRDN	2,745,000	2,745,000
Ser. 441, (Liq.: FGIC & Insd. by Morgan Stanley), 0.98%, VRDN	2,495,000	2,495,000
Ser. 2003-845X, (Liq.: FSA & Insd. by Morgan Stanley), 0.89%, VRDN	2,995,000	2,995,000
Kenton Cnty., KY Arpt. Board Spl. RB:
Airis Cincinnati LLC, Proj., Ser. A, (Insd. by Deutsche Post AG), 1.05%, VRDN	30,000,000	30,000,000
Mesaba Aviation, Inc. Proj., Ser. B, (Insd. by GE Capital Corp.), 0.93%, VRDN	19,715,000	19,715,000
Miami Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj., Ser. B, (Gtd. by Boeing Co.), 1.15%, VRDN	8,800,000	8,800,000
Salt Lake City, UT Spl. Facs. RRB, Delta Air Lines, Inc. Proj., (Insd. by GE Capital Corp.), 0.93%, VRDN	23,510,000	23,510,000
Tulsa, OK Arpt. Impt. Fac. RB., Lufthansa & Bizjet Proj., (Insd. by Landesbank Hessen), 0.90%, VRDN	5,120,000	5,120,000
288,035,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Capital Improvements 0.8%
Blount Cnty, TN Pub. Auth. RB, Local Govt. Pub. Impt. Proj., Ser. A-6A, (Liq.: AMBAC & Insd. by Regions Bank), 0.90%, VRDN	$ 10,000,000	$ 10,000,000
Central Waco, TX Dev. Corp. RB, Enterprise Zone Proj., (LOC: U.S. Bank), 1.00%, VRDN	2,400,000	2,400,000
Koch Class A Cert., PFOTER, (Liq.: MBIA & Insd. by Merrill Lynch), 1.08%, VRDN	2,300,000	2,300,000
Metropolitan Pier & Exposition Auth., IL RB, PFOTER, (Liq.: MBIA & Insd. by BNP Paribas), 0.98%, VRDN	6,290,000	6,290,000
Mississippi Dev. Bank Spl. Tax Obl. RB, Desoto Cnty. Pub. Impt. Proj., (SPA: Amsouth Bank & Insd. by AMBAC), 0.99%, VRDN	9,000,000	9,000,000
New Jersey EDA Market Transition TOC, Ser. 2001-5, (Liq.: MBIA & Insd. by Bank of New York), 1.65%, 9/18/2003	5,500,000	5,500,000
35,490,000
Community Development District 1.0%
Bayou La Batre, AL RB, Eclipse Hospitality, LLC Proj., (LOC: First Comml. Bank), 1.13%, VRDN	2,325,000	2,325,000
Colorado HFA IDRB, Worldwest Ltd. Liability Co. Proj., (LOC: U.S. Bank), 1.15%, VRDN	1,000,000	1,000,000
Illinois Dev. Fin. Auth. IDRB, Downers Grove Ltd. Proj., (LOC: LaSalle Bank), 1.01%, VRDN	2,000,000	2,000,000
Kansas City, MO IDRRB, Quarterage Hotel Proj., (LOC: U.S. Bank), 1.08%, VRDN	4,070,000	4,070,000
Menomonee Falls, WI IDRB, Mero Structures, Inc. Proj., (LOC: U.S. Bank), 0.95%, VRDN	2,320,000	2,320,000
San Diego, CA Pub. Facs. Fin. Auth. RB, PFOTER, (Liq.: AMBAC & Insd. by Merrill Lynch), 1.05%, 6/2/2004	35,000,000	35,000,000
46,715,000
Education 2.6%
ABN AMRO Munitops Certificate Trust:
(Liq.: FGIC & Insd. by ABN AMRO Bank), 1.05%, 1/28/2004	6,995,000	6,995,000
Ser. 14, (Liq.: FGIC & Insd. by ABN AMRO Bank), 1.15%, 2/18/2004	5,580,000	5,580,000
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Proj., (Insd. by SunTrust Bank), 0.85%, VRDN	3,000,000	3,000,000
California Edl. Facs. Auth. RB, Point Loma Nazarene Univ. Proj., (LOC: Allied Irish Bank), 1.05%, VRDN	2,150,000	2,150,000
Carrollton, GA Payroll Dev. Auth. RB, State Univ. West Georgia Student Proj., (Insd. by Columbus B&T Co.), 1.03%, VRDN	13,205,000	13,205,000
Clark Cnty., NV Sch. Dist. RB, MTC, Ser. ZTC-35, (Liq.: FSA & Insd. by UBS AG), 1.03%, VRDN	3,868,000	3,868,000
Connecticut Hlth. & Ed. RB, Yale Univ. Proj., Ser. X-3, (Gtd. by Yale Univ.), 0.80%, VRDN	7,770,000	7,770,000
Florida Board of Ed., ROC:
Ser. II-R-1012, (Insd. by Citigroup Holdings), 0.90%, VRDN	7,495,000	7,495,000
Ser. 2003-4521, (Liq.: FGIC & Insd. by Citigroup Holdings), 0.90%, VRDN	2,500,000	2,500,000
Harrisburg, PA Auth. RB, College & Univ. Impt. Proj., (Insd. by Bay Hypo-Und Vereins), 1.23%, VRDN	1,650,000	1,650,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Education continued
Houston, TX Independent Sch. Dist. RB, Floating Rate Trust Cert., Ser. 494, (Insd. by Morgan Stanley & Gtd. by Perm. Sch. Fund), 0.96%, VRDN	$ 3,745,000	$ 3,745,000
Illinois Dev. Fin. Auth. RB, Illinois Central College Proj., Ser. A, (Insd. by U.S. Central Credit), 1.08%, VRDN	8,025,000	8,025,000
Massachusetts State Dev. Fin. Auth. RB, New Jewish High Sch. Proj., (Insd. by Allied Irish Bank), 0.83%, VRDN	7,000,000	7,000,000
McPherson, KS Edl. Fac. RB, College Proj.:
Ser. A, (Insd. by Bank of America), 0.83%, VRDN	3,585,000	3,585,000
Ser. B, (Insd. by Bank of America), 0.83%, VRDN	800,000	800,000
New York Dormitory Auth. Lease RB, PFOTER, (Liq.: Merrill Lynch & Insd. by Merrill Lynch), 0.93%, VRDN	5,285,000	5,285,000
Palm Beach Cnty., FL Edl. Facs. RB, Atlantic College Proj., (Insd. by Bank of America), 0.90%, VRDN	10,000,000	10,000,000
Palm Beach Cnty., FL Sch. Board COP, (Liq.: FSA & Insd. by Dexia Credit), 0.79%, VRDN	7,800,000	7,800,000
Saint Joseph Cnty., IN EDRB, Grace Christian Schools Proj., (Insd. by Bank One), 1.03%, VRDN	2,400,000	2,400,000
Univ. of South Florida Research Foundation RB, Univ. Tech. Proj., (Insd. by Bank of America), 0.90%, VRDN	10,000,000	10,000,000
William S. Hart Union High Sch. Dist. RB, PFOTER, (Liq.: MBIA & Insd. by Societe Generale), 0.86%, VRDN	5,200,000	5,200,000
118,053,000
General Obligation - Local 1.3%
Butler Cnty., PA GO, TRAN, 2.25%, 12/31/2003	4,500,000	4,512,753
Chattanooga, TN GO, ROC, (Liq.: MBIA & Insd. by Citigroup Holdings), 0.90%, VRDN	4,945,000	4,945,000
Chicago, IL GO, Variable Rate Trust Cert., Ser. 2000ZC-1, (Liq.: FGIC & Insd. by Bank of America), 1.08%, VRDN	19,053,000	19,053,000
Garfield, NJ GO, BAN, 2.00%, 3/19/2004	3,931,000	3,949,160
Honolulu, HI City & Cnty. GO, ROC, (Liq.: MBIA & Insd. by Citigroup Holdings), 0.90%, VRDN	4,500,000	4,500,000
North Providence, RI GO, BAN, 2.45%, 10/15/2003	16,000,000	16,023,432
Park Creek Metropolitan Dist., CO GO, PFOTER, (Liq.: Merrill Lynch & Insd. by Merrill Lynch), 0.97%, VRDN	5,495,000	5,495,000
58,478,345
General Obligation - State 9.2%
California GO:
MSTR:
(SPA: Societe Generale & Insd. by FGIC), 0.83%, VRDN	28,500,000	28,500,000
Ser. JPMC-3, (Liq.: MBIA & Insd. by J.P. Morgan Chase & Co.), 1.07%, VRDN	1,700,000	1,700,000
PFOTER:
(SPA: Merrill Lynch & Insd. by XL Capital Assurance), 0.88%, VRDN	34,045,000	34,045,000
(Liq.: FGIC & Insd. by Merrill Lynch), 0.89%, VRDN	16,625,000	16,625,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
General Obligation - State continued
California GO: continued
Revenue Anticipation Warrants:
Ser. A, (Liq.: Citibank & Insd. by Bank of America), 2.00%, 6/16/2004	$100,000,000	$ 100,684,399
Ser. B, (Liq.: Merrill Lynch & Insd. by Lehman Brothers), 2.00%, 6/16/2004	134,000,000	134,910,529
Connecticut GO, PFOTER:
(Insd. by Merrill Lynch), 0.81%, VRDN	990,000	990,000
(Liq.: FSA & Insd. by Merrill Lynch), 0.81%, VRDN	5,270,000	5,270,000
Dist. of Columbia GO, PFOTER, (Liq.: MBIA & Insd. by Landesbank Hessen), 0.88%, VRDN	5,455,000	5,455,000
Hawaii GO, MTC, Class A:
Ser. 43, (Liq.: FSA & Insd. by UBS AG), 1.03%, VRDN	3,795,000	3,795,000
Ser. 44, (Liq.: FSA & Insd. by UBS AG), 1.03%, VRDN	3,750,000	3,750,000
Massachusetts GO:
Central Artery Proj., Ser. A, (LOC: Bayerische Landesbank), 0.87%, VRDN	5,500,000	5,500,000
PFOTER:
(Liq.: FGIC & Insd. by Danske Bank), 0.81%, VRDN	14,000,000	14,000,000
(Liq.: MBIA & Insd. by BNP Paribas), 0.81%, VRDN	18,870,000	18,870,000
(Liq.: FSA & Insd. by Westdeutsche Landesbank), 0.81%, VRDN	19,000,000	19,000,000
New Jersey GO, MTC, Class A, (Insd. by UBS AG), 0.93%, VRDN	6,850,000	6,850,000
Washington GO, Floating Rate Trust Cert., Ser. 573, (Liq.: FGIC & Insd. by Morgan Stanley), 1.03%, VRDN	4,945,000	4,945,000
Wisconsin GO, MTC, Ser. ZTC-33, (Liq.: FSA & Insd. by UBS AG), 1.03%, VRDN	8,432,000	8,432,000
413,321,928
Hospital 12.6%
Birmingham, AL Spl. Care Facs. Financing Auth. RB, PFOTER, (Insd. by Natl. Australia Bank), 0.97%, VRDN	7,395,000	7,395,000
Butler Cnty., OH Hosp. Facs. RB, PFOTER, (Insd. by Natl. Australia Bank), 1.10%, 2/5/2004	29,995,000	29,995,000
California Statewide Communities Dev. Auth RB, Kaiser Permanente Proj., Ser. A, (Gtd. by Kaiser Permanente), 0.91%, VRDN	11,400,000	11,400,000
Delaware Cnty., PA Auth. RB, White Horse Vlg. Proj., Ser. B, (Insd. by AllFirst Bank), 0.88%, VRDN	7,655,000	7,655,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr. Proj., (LOC: SunTrust Bank), 0.85%, VRDN	1,243,000	1,243,000
Franklin Cnty., OH Hosp. Facs., ROC, Ser. 55, (Liq.: U.S. Treasury & Insd. by Citigroup Holdings), 0.90%, VRDN	17,135,000	17,135,000
Hamilton Cnty., OH Hosp. Facs. RB, PFOTER, (Insd. by Lloyds Bank), 1.12%, 1/8/2004	72,605,000	72,605,000
Highlands Cnty., FL Hlth. Fac. Auth. RB, Adventist Hlth. Sys. Proj., Ser. C, (Gtd. by Adventist Hlth Sys.), 1.07%, VRDN	12,095,000	12,095,000
Illinois Dev. Fin. Auth. RB, Rest Haven Illinan Proj., (Insd. by FHLB), 1.22%, VRDN	5,653,000	5,653,000
Illinois Hlth. Facs. Auth. RB, Swedish Cov. Proj., PFOTER, (Liq.: Westdeutsche Landesbank & Insd. by Westdeutsche Landesbank), 1.05%, 2/5/2004	24,000,000	24,000,000
Indiana Hlth. Fac. Fin. Auth. RB, Deaconess Hosp. Proj., (Insd. by Fifth Third Bank), 0.82%, VRDN	12,220,000	12,220,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Hospital continued
Kentucky Economic Dev. Fin. Auth. Hosp. Facs. RB, St. Lukes Hosp. Proj., PFOTER, (Insd. by Natl. Australia Bank), 1.10%, 2/5/2004	$ 15,000,000	$ 15,000,000
Lancaster Cnty., NE Hosp. Auth. RRB, Bryan Mem. Hosp. Proj., (SPA: Commerzbank & Insd. by MBIA), 0.97%, VRDN	1,200,000	1,200,000
Louisiana Pub. Facs. Auth. RRB, Chateau Riviere, Inc. Proj., (LOC: Union Planters Bank), 1.53%, VRDN	2,960,000	2,960,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly Auth. RB, South Georgia Hlth. Alliance Proj., (LOC: Bank of America), 0.85%, VRDN	1,389,000	1,389,000
Massachusetts Hlth. & Edl. Facs. Auth. RB, Capital Asset Proj., Ser. M-2, (LOC: Fleet Natl. Bank), 0.84%, VRDN	12,260,000	12,260,000
Miami, FL Hlth. Facs. Auth. RB, Mercy Hosp. Proj., PFOTER, (Liq.: Westdeutsche Landesbank & Insd. by Westdeutsche Landesbank), 0.97%, VRDN	23,600,000	23,600,000
New Hampshire Hlth. & Ed. Auth. Hosp. RB, Wentworth Douglass Hosp. Proj., (SPA: Fleet Natl. Bank & Insd. by Asset Guaranty), 0.90%, VRDN	9,890,000	9,890,000
North Carolina Med Care Cmnty. Hosp. RB, Pooled Equipment Fin. Proj., (Liq.: MBIA & Insd. by KBC Bank), 0.80%, VRDN	10,200,000	10,200,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Floating Rate Trust Cert., Ser. 171, (Liq.: FSA & Insd. by Morgan Stanley), 0.98%, VRDN	20,850,000	20,850,000
Punta Gorda, FL Hlth. Facs. Auth. RB, Floating Rate Trust Cert., Ser. 321, (Liq.: FSA & Insd. by Morgan Stanley), 0.98%, VRDN	5,000,000	5,000,000
Russell, KY RB, Bon Secours Proj., PFOTER, (Liq.: Merrill Lynch & Insd. by Merrill Lynch), 1.03%, VRDN	2,000,000	2,000,000
Salt Lake City, UT Hosp. RB, MSTR, Ser. 1999-68B, (Liq.: U.S. Treasury & Insd. by Bear Stearns), 0.98%, VRDN	34,050,000	34,050,000
South Carolina Jobs EDRB:
Bon Secours Proj., PFOTER:
(Liq.: Merrill Lynch & Insd. by Merrill Lynch), 0.95%, VRDN	44,990,000	44,990,000
(Liq.: U.S. Treasury & Insd. by Merrill Lynch), 1.03%, VRDN	87,600,000	87,600,000
St. Francis Proj., PFOTER, (Liq.: U.S. Treasury & Insd. by Merrill Lynch), 1.10%, 3/25/2004	19,995,000	19,995,000
Vermont Edl. & Hlth. Fin. Agcy. RB, Rutland Med. Ctr. Proj., (SPA: Fleet Natl. Bank & Insd. by Asset Guaranty), 0.90%, VRDN	9,825,000	9,825,000
Washington Hlth. Care Facs. Auth. RB, Adventist Hlth. Sys. Proj., (LOC: Mellon Bank), 1.10%, VRDN	3,400,000	3,400,000
Wisconsin State Hlth. & Ed. Fac. Auth. RB:
Aurora Hlth. Proj., (Insd. by Bank One), 0.84%, VRDN	50,000,000	50,000,000
Lakeland College Proj., (Insd. by U.S. Bank), 0.90%, VRDN	1,400,000	1,400,000
PFOTER, (Liq.: MBIA & Insd. by Landesbank Hessen), 0.88%, VRDN	8,580,000	8,580,000
565,585,000
Housing 27.3%
ABN AMRO Munitops Cert. Trust, Multi-State Cert., Ser. 2002-1, (Liq.: FHA & Insd. by LaSalle Bank), 1.05%, VRDN	20,845,000	20,845,000
Atlanta, GA Urban Residential Fin. SFHRB, Greystone Muni. Product Proj., Ser. 1998B, (Coll.: GNMA & Insd. by Bank of New York), 1.13%, VRDN	2,127,000	2,127,000
Bexar Cnty., TX Hsg. Fin. Corp. MHRB, PFOTER, (Liq.: Merrill Lynch & Insd. by Merrill Lynch), 1.02%, VRDN	10,525,000	10,525,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Housing continued
Bloomington, MN MHRRB, Norlan Partners Proj., Ser. B, (LOC: Associated Bank), 1.13%, VRDN	$ 2,410,000	$ 2,410,000
California Statewide CDA MHRB, PFOTER:
(Liq.: Merrill Lynch & Insd. by Merrill Lynch), 0.95%, VRDN	535,000	535,000
(Liq.: Merrill Lynch & Insd. by Merrill Lynch), 1.02%, VRDN	3,600,000	3,600,000
Central City, CO MHRB, Gold Mountain Apts. Proj., (Insd. by American Intl. Group), 1.27%, VRDN	9,250,000	9,250,000
Charter Mac Equity Issuer Trust, PFOTER, Ser. 2003-A, (Liq.: Merrill Lynch & Insd. by Merrill Lynch), 1.02%, VRDN	17,995,000	17,995,000
Charter Mac Floater Cert. Trust, Natl. Trust Proj., Ser. 2002-4, (Liq.: MBIA & Insd. by Bayerische Landesbank), 1.03%, VRDN	14,000,000	14,000,000
Charter Mac Floating Cert., California Proj., Ser. 2000, (Liq.: MBIA & Insd. by Landesbank Baden), 1.00%, VRDN	30,000,000	30,000,000
Chicago, IL SFHRB, PFOTER, (Coll.: FHLMC & Insd. by Bay Hypo-Und Vereins), 0.93%, VRDN	6,035,000	6,035,000
Class B RB Cert. Trust, SCSP Corp. Proj.:
Ser. 2001-1, (Insd. by American Intl. Group), 1.27%, VRDN	6,043,000	6,043,000
Ser. 2001-2, (Insd. by American Intl. Group), 1.62%, VRDN	11,367,000	11,367,000
Clayton Cnty., GA Hsg. Auth. MHRB, Forest Club Estates Proj., Ser. A, (Insd. by FHLB), 0.95%, VRDN	3,200,000	3,200,000
Clipper Florida Tax-Exempt Cert. Trust COP, Ser. 2000-1, (SPA: State Street Bank & Trust Co. & Insd. by FSA), 1.08%, VRDN	3,147,000	3,147,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 2002-9, (SPA: State Street Bank & Trust Co. & Insd. by FNMA), 1.13%, VRDN	33,567,000	33,567,000
Multi-State Proj.:
Ser. 1998-2, (SPA: State Street Bank & Trust Co. & Insd. by FSA), 1.08%, VRDN	11,140,000	11,140,000
Ser. 1999-2, (SPA: State Street Bank & Trust Co. & Insd. by MBIA), 1.13%, VRDN	26,268,015	26,268,015
Ser. 1997-1, (SPA: State Street Bank & Trust Co. & Insd. by GNMA), 1.18%, VRDN	18,068,000	18,068,000
Ser. 1999-3, (SPA: State Street Bank & Trust Co. & Insd. by GNMA), 1.18%, VRDN	32,243,000	32,243,000
Colorado HFA EDRB, De La Cruz Associates Proj., Ser. A, (LOC: Key Bank), 1.15%, VRDN	2,000,000	2,000,000
Columbus, GA Hsg. Auth. MHRB, Quail Ridge Proj., Ser. 1988, (LOC: Columbus Bank & Trust Co.), 0.95%, VRDN	2,200,000	2,200,000
Dallas, TX Hsg. Fin. Corp. MHRB, PFOTER, (Liq.: Merrill Lynch & Insd. by Merrill Lynch), 1.02%, VRDN	3,130,000	3,130,000
Dekalb Cnty., GA Hsg. Auth. MHRB, PFOTER, (Liq.: Merrill Lynch & Insd. by Merrill Lynch), 1.02%, VRDN	6,205,000	6,205,000
Denton Cnty., TX Hsg. Fin. Corp. RB, PFOTER, (Liq.: Merrill Lynch & Insd. by Merrill Lynch), 1.02%, VRDN	4,765,000	4,765,000
Durham, NC Hsg. Auth. MHRB, Lakemoor Apts. Proj., PFOTER, (Liq.: Merrill Lynch & Insd. by Merrill Lynch), 1.02%, VRDN	8,800,000	8,800,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Housing continued
Fort Collins, CO MHRB, Country Ranch II Proj., (LOC: American Intl. Group), 1.59%, VRDN	$ 6,432,000	$ 6,431,998
Franklin Cnty., OH MHRB, Emerald Edge Apts. Proj., (Insd. by American Intl. Group), 1.27%, VRDN	6,955,000	6,955,000
Hawaii HFA & Dev. Corp. RB, Rental Hsg. Sys. Proj.:
Ser. A, (Insd. by Mizuho Corp. Bank), 3.59%, VRDN	900,000	900,000
Ser. B, (Insd. by Mizuho Corp. Bank), 3.59%, VRDN	7,800,000	7,800,000
Idaho Hsg. & Fin. Assn. RB, PFOTER, (Liq.: FHA & Insd. by Bay Hypo-Und Vereins), 0.93%, VRDN	14,540,000	14,540,000
Macon Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., (LOC: SunTrust Bank), 0.85%, VRDN	337,000	337,000
Macon Trust, Pooled Cert.:
Ser. 1997, (LOC: Bank of America & Insd. by FSA), 1.08%, VRDN	26,505,000	26,505,000
Ser. 1998A, (LOC: Bank of America & Insd. by MBIA), 1.03%, VRDN	5,000,000	5,000,000
Ser. 1998AA, (LOC: Bank of America & Insd. by AMBAC), 1.03%, VRDN	37,739,000	37,739,000
Manitowoc, WI CDA MHRB, Great Lakes Training Proj.:
Ser. A, (Insd. by Bayerische Landesbank), 1.08%, VRDN	53,000,000	53,000,000
Ser. B, (Insd. by Bayerische Landesbank), 1.08%, VRDN	30,000,000	30,000,000
Marion Cnty., FL Hsg. Fin. Auth. RRB, Paddock Apts. Proj., (Coll.: FNMA), 0.85%, VRDN	4,000,000	4,000,000
McHenry, IL MHRRB, Fawn Ridge Apts. Proj., (LOC: Fifth Third Bank), 1.13%, VRDN	6,880,000	6,880,000
Mississippi Home Corp. MHRB, PFOTER, (Liq.: Merrill Lynch & Insd. by Merrill Lynch), 1.02%, VRDN	9,355,000	9,355,000
Missouri Hsg. Dev. Cmnty. SFHRB, MSTR, Ser. 9017, (Coll.: GNMA & Insd. by Bear Stearns), 0.97%, VRDN	12,075,000	12,075,000
Montgomery Cnty., MD Hsg. Opportunity MHRB, PFOTER, (Liq.: Danske Bank & Insd. by Danske Bank), 1.02%, VRDN	17,000,000	17,000,000
Municipal Mtge. & Equity, LLC RB, PFOTER, (Liq.: Merrill Lynch & Insd. by Merrill Lynch), 0.97%, VRDN	20,180,000	20,180,000
Munimae Trust TOC, Ser. 2002-1M, (Liq.: MBIA & Insd. by Bayerische Landesbank), 1.00%, VRDN	36,750,000	36,750,000
Nebraska Investment Fin. Auth. MHRB:
Apple Creek Associates Proj., (LOC: Northern Trust Co.), 0.90%, VRDN	6,190,000	6,190,000
Cambury Hills Apts. Proj., (Liq.: American Intl. Group), 1.27%, VRDN	10,975,000	10,975,000
New Mexico, Hsg. Auth. MHRB, El Paseo Phase II Apts. Proj., (Insd. by Bayerische Landesbank), 1.75%, 12/1/2003	6,800,000	6,800,000
New York City Hsg. Dev. Corp. RB, West 55th St. Dev. Proj., Ser. A, (Insd. by Bay Hypo-Und Vereins), 0.92%, VRDN	25,000,000	25,000,000
New York City, NY Hsg. Dev. Corp. RB, Multi-Family 400 W. 55th St. Proj., Class A, (Insd. by Bay Hypo-Und Vereins), 0.92%, VRDN	51,300,000	51,300,000
New York Hsg. Fin. Agcy. RB:
66 West 38th St. Proj., (Insd. by Bay Hypo-Und Vereins), 0.88%, VRDN	10,000,000	10,000,000
West 20th St. Hsg. Proj., Ser. A, (Insd. by Bay Hypo-Und Vereins), 0.86%, VRDN	18,600,000	18,600,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Housing continued
New York State Mtge. Agcy. RB, PFOTER, (Insd. by Bay Hypo-Und Vereins), 0.87%, VRDN	$ 4,925,000	$ 4,925,000
Ohio Hsg. Fin. Agcy. MHRB, Westlake Apts. Proj., (Insd. by American Intl. Group), 1.27%, VRDN	9,810,000	9,810,000
Oklahoma Hsg. Dev. Auth. MHRB, Affordable Hsg. Proj., Ser. A, (Insd. by Trinity Funding Corp.), 1.05%, VRDN	25,000,000	25,000,000
Orange Cnty., FL HFA MHRB, Oakwood Proj., Ser. E, (Insd. by Fleet Natl. Bank), 1.55%, 10/1/2003	9,000,000	9,000,000
Palm Beach Cnty., FL HFA RB, PFOTER, (Liq.: Merrill Lynch & Insd. by Merrill Lynch), 0.97%, VRDN	2,700,000	2,700,000
PFOTER:
Class A:
(Liq.: Merrill Lynch & Insd. by Merrill Lynch), 1.07%, 1/21/2004	25,000,000	25,000,000
(Liq.: Merrill Lynch & Insd. by Merrill Lynch), 1.27%, 8/19/2004	63,950,000	63,950,000
Class B:
(Coll.: FHLMC), 1.25%, 2/5/2004	118,000,000	118,003,296
(Liq.: Merrill Lynch & Insd. by Merrill Lynch), 1.27%, 8/19/2004	50,000,000	50,000,000
Class C, (Coll.: FHLMC), 1.04%, 1/15/2004	82,560,000	82,560,000
Class D, (Liq.: Merrill Lynch & Insd. by Merrill Lynch), 1.18%, 10/2/2003	6,000,000	6,000,000
Class F, (Liq.: Merrill Lynch & Insd. by Merrill Lynch), 0.88%, VRDN	5,000,000	5,000,000
Class I, (Liq.: Merrill Lynch & Insd. by Merrill Lynch), 1.08%, VRDN	9,165,000	9,165,000
Philadelphia, PA Redev. MHRB, PFOTER, (Liq.: Bayerische Landesbank & Insd. by Merrill Lynch), 0.93%, VRDN	14,875,000	14,875,000
San Jose, CA MHRB, PFOTER, (Liq.: Merrill Lynch & Insd. by Merrill Lynch), 1.02%, VRDN	2,835,000	2,835,000
Simi Valley, CA MHRB, PFOTER, (Liq.: Danske Bank & Insd. by Danske Bank), 0.79%, VRDN	15,395,000	15,395,000
Tarrant Cnty., TX Hsg. Fin. Corp. RB, PFOTER, (Liq.: Merrill Lynch & Insd. by Merrill Lynch), 1.02%, VRDN	11,105,000	11,105,000
Texas Dept. of Hsg. & Cmnty. MHRB, PFOTER, (Liq.: Merrill Lynch & Insd. by Merrill Lynch), 1.02%, VRDN	3,970,000	3,970,000
Travis Cnty., TX Hsg. Fin. Corp. MHRB, PFOTER, (Liq.: Merrill Lynch & Insd. by Merrill Lynch), 1.02%, VRDN	8,785,000	8,785,000
Vail, CO MHRB, Middle Creek Vlg. Proj., Ser. A, (Insd. by California Bank & Trust), 1.15%, VRDN	9,750,000	9,750,000
Vernon Hills, IL MHRRB, Hawthorn Lakes Proj., (LOC: Societe Generale & Insd. by FSA), 0.90%, VRDN	15,210,000	15,210,000
Washington Hsg. Fin. Commission MHRB:
Bridgewood Four Seasons Proj., Ser. A, (LOC: Bank of the West), 0.95%, VRDN	5,860,000	5,860,000
Cedar Landing Apts. Proj., Ser. 1998A, (LOC: U.S. Bank), 1.00%, VRDN	2,200,000	2,200,000
Washington, DC HFA MHRB, Fort Lincoln Garden Proj., Ser. A, (Insd. by SunTrust Bank), 1.05%, VRDN	2,850,000	2,850,000
Wisconsin Hsg. & Econ. Dev. Auth. RB, Ser. B, (Insd. by State Street Bank & Trust Co.), 0.90%, VRDN	10,000,000	10,000,000
1,227,726,309
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue 1.3%
Calcasieu Parish, LA IDA PCRB, Citgo Petroleum Corp., (Insd. by Westdeutsche Landesbank), 0.90%, VRDN	$ 843,000	$ 843,000
Fridley, MN RRB, Fridley Business Plaza Proj., (Insd. by Wells Fargo), 1.05%, VRDN	2,550,000	2,550,000
Philadelphia, PA Auth. IDRB, Newcourtland Elder Svcs. Proj., (LOC: PNC Bank), 0.85%, VRDN	26,900,000	26,900,000
Valdez, AK Marine Terminal RB, Exxon Mobil Proj., (Gtd. by Exxon Mobil), 0.81%, VRDN	20,000,000	20,000,000
Will Cnty., IL Env. RB, Exxon Mobil Proj., (Gtd. by Exxon Mobil), 0.85%, VRDN	6,200,000	6,200,000
56,493,000
Lease 4.1%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, (Insd. by LaSalle Bank), 1.14%, VRDN	14,496,032	14,496,032
ABN AMRO Leasetops Cert. Trust, Multi-State Proj., Ser. 2001-01, (Liq.: AMBAC & Insd. by ABN AMRO Bank), 1.18%, VRDN	21,146,202	21,146,202
IBM Tax Exempt Grantor Trust, PFOTER, (Liq.: Merrill Lynch & Insd. by Merrill Lynch), 1.03%, VRDN	3,667,310	3,667,310
Koch Floating Rate Trust, Ser. 2001-1, (Liq.: AMBAC & Insd. by State Street Bank & Trust Co.), 1.08%, VRDN	100,845,208	100,845,208
MBIA Capital Corp. Grantor Trust Lease, PFOTER, (Liq.: MBIA & Insd. by Landesbank Hessen), 0.98%, VRDN	30,990,000	30,990,000
Pitney Bowes Credit Corp. Leasetops, Ser. 1999-2, (LOC: Pitney Bowes Credit Corp. & Insd. by AMBAC), 2.00%, 10/15/2003	12,651,717	12,651,717
183,796,469
Manufacturing 10.8%
Adams Cnty., CO IDRB, Trustile Doors, Inc., Proj., Ser. 1999A, (Insd. by Key Bank), 1.03%, VRDN	3,860,000	3,860,000
Adams Cnty., NE IDRB, Centennial Plastics Proj., (Insd. by U.S. Bank), 1.10%, VRDN	2,320,000	2,320,000
Allegheny Cnty., PA IDRB, United Jewish Federation Proj., Ser. A, (Insd. by PNC Bank), 0.90%, VRDN	4,217,000	4,217,000
Arapahoe Cnty., CO IDRB, Cottrell Printing Proj., Ser. A, (Insd. by Key Bank), 1.15%, VRDN	2,000,000	2,000,000
Arcola, IL IDRB, Herf Jones, Inc. Proj., (Insd. by LaSalle Bank), 1.00%, VRDN	3,500,000	3,500,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., (Insd. by Bank of America), 1.00%, VRDN	2,900,000	2,900,000
Berkeley Cnty., SC PCRRB, Alcoa, Inc. Proj., (Gtd. by Alcoa, Inc.), 1.27%, VRDN	13,750,000	13,750,000
Bessemer, AL IDRB, Carlton Investments, LLC Proj., (Liq.: Amsouth Bank), 1.13%, VRDN	2,900,000	2,900,000
Birmingham, AL IDA RB, American Cast Iron Pipe Co. Proj., (Insd. by Southtrust Bank), 1.08%, VRDN	9,415,000	9,415,000
Boyden, IA IDRB, Dethmers Manufacturing Proj., (Insd. by U.S. Bank), 1.10%, VRDN	2,800,000	2,800,000
Braxton Cnty., WV Solid Wst. Disposal IDRRB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser Co.), 1.40%, VRDN	8,900,000	8,900,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Manufacturing continued
Brazos, TX Harbor Indl. Dev. Corp. Solid Wst. Disposal RB, Wst. Svcs. Proj., (Insd. by Bank of America), 0.95%, VRDN	$ 4,500,000	$ 4,500,000
Bremen, IN IDRB:
Digger Specialities, Inc. Proj., (Insd. by Key Bank), 1.03%, VRDN	1,935,000	1,935,000
Universal Bearings, Inc. Proj., (Insd. by Key Bank), 1.03%, VRDN	3,360,000	3,360,000
Buena Vista, VA IDA RRB, Everbrite, Inc. Proj., (Insd. by Marshall & Isley Bank), 1.35%, VRDN	1,515,000	1,515,000
California CDA RB, Nichirin-Flex Proj., (Insd. by Mizuho Corp. Bank), 3.50%, VRDN	5,000,000	5,000,000
Chandler, AZ IDRB, Red Rock Stamping Co. Proj., (Insd. by Key Bank), 1.03%, VRDN	1,130,000	1,130,000
Chattanooga, TN IDRB, Top Flight, Inc., Proj., (Insd. by Citizens Bank), 1.05%, VRDN	3,300,000	3,300,000
Chicago, IL IDRB, PS Greetings, Inc., Proj., (Insd. by LaSalle Bank), 0.95%, VRDN	1,745,000	1,745,000
Clark Cnty., AR Solid Wst. Disposal RRB, Alcoa, Inc. Proj., (Gtd. by Alcoa, Inc.), 1.33%, VRDN	14,000,000	14,000,000
Columbus, GA IDRB, Goldens Foundry Proj., (Insd. by Columbus Bank & Trust Co.), 1.13%, VRDN	3,325,000	3,325,000
Conyers, GA IDRB, Handleman Co. Proj., (Insd. by Columbus Bank & Trust Co.), 1.01%, VRDN	3,200,000	3,200,000
Covington, KY Indl. Bldg. RB, Esco Corp. Proj., (Insd. by Union Bank of California), 1.33%, VRDN	6,610,000	6,610,000
Crawford Cnty., GA IDRB, Arriscraft Intl. USA, Inc. Proj., (Insd. by Southtrust Bank), 1.08%, VRDN	5,390,000	5,390,000
De Kalb Cnty., GA Dev. Auth. IDRB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser Co.), 1.83%, VRDN	2,800,000	2,800,000
Eau Claire, WI IDRB, Intek Plastics, Inc. Proj., (Insd. by U.S. Bank), 1.10%, VRDN	3,295,000	3,295,000
Elkhart Cnty., IN EDRB, ATI Proj., (Insd. by Societe Generale), 1.00%, VRDN	2,600,000	2,600,000
Fargo, ND IDRB, Cass Clay Creamery, Inc. Proj., (Insd. by Bay Hypo-Und Vereins), 1.10%, VRDN	4,375,000	4,375,000
Florida Dev. Fin. Corp. IDRB:
M.J. Eagle Realty Proj., Ser, 2002-C3, (Insd. by SunTrust Bank), 1.05%, VRDN	1,720,000	1,720,000
Repco Equipment Leasing Proj., Ser. 2002-C2, (Insd. by SunTrust Bank), 1.05%, VRDN	1,200,000	1,200,000
Serigraphic Arts, Inc. Proj., Ser. 2002-C4, (Insd. by SunTrust Bank), 1.05%, VRDN	750,000	750,000
Fox Lake, WI Redev. Auth. IDRB, Karavan Trailers, Inc. Proj., (Insd. by Associated Bank), 1.13%, VRDN	2,235,000	2,235,000
Frankfort, ID EDRB, Gen. Seating of America Proj., (Insd. by Mizuho Corp. Bank), 3.95%, VRDN	795,000	795,000
Franklin Cnty., TN IDRB, Franklin Inds. Proj., (Insd. by Bank of America), 1.05%, VRDN	1,122,000	1,122,000
Frisco City, AL IDA RB, Standard Furniture Manufacturing Proj., (Insd. by Amsouth Bank), 1.05%, VRDN	2,245,000	2,245,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Manufacturing continued
Gooding Cnty., ID IDRB:
Big Sky Dairy Proj., (Insd. by Bank of America), 1.05%, VRDN	$ 3,150,000	$ 3,150,000
Southfield Dairy Proj., (Insd. by Bank of America), 1.05%, VRDN	3,770,000	3,770,000
Gwinnet Cnty., GA Dev. Auth. RB, Ole Mexican Foods, Inc. Proj., (Insd. by Branch Banking & Trust), 1.00%, VRDN	7,055,000	7,055,000
Haleyville, AL IDRB, Babcock Lumber Co. Proj., (Insd. by First Comml. Bank), 1.21%, VRDN	1,340,000	1,340,000
Hawaii Dept. Budget & Fin. Spl. Purpose RB, Palama Meat Co. Proj., (Liq.: Bank of Hawaii), 1.90%, VRDN	7,800,000	7,800,000
Henderson, TN IDRB, Premier Manufacturing Corp. Proj., Ser. 95, (Insd. by Natl. City Bank), 0.97%, VRDN	3,970,000	3,970,000
Hopkinsville, KY Indl. Bldg. RRB, Copar, Inc. Proj., (Insd. by Mizuho Corp. Bank), 3.95%, VRDN	1,700,000	1,700,000
Huntsville, AL IDRB, Service Steel, Inc. Proj., (Insd. by First Comml. Bank), 1.13%, VRDN	1,710,000	1,710,000
Illinois Dev. Fin. Auth. IDRB, Kris & Dee Associates, Inc. Proj., (Insd. by LaSalle Bank), 1.05%, VRDN	1,010,000	1,010,000
Indiana Dev. Fin. Auth. EDRB, Carr Metals Products Proj., (Insd. by Bank One), 1.25%, VRDN	900,000	900,000
Indiana Dev. Fin. Auth. PCRRB, Alcoa, Inc. Proj., (Gtd. by Alcoa, Inc.), 1.34%, VRDN	13,905,000	13,905,000
Jefferson Cnty., KY Indl. Bldg. RB, Dant Clayton Corp. Proj., (Insd. by Bank One), 1.11%, VRDN	3,750,000	3,750,000
Johnson Cnty., KS Private Activity RB, Stouse Sign & Decal Proj.:
Ser. A, (Insd. by U.S. Bank), 1.22%, VRDN	1,500,000	1,500,000
Ser. B, (Insd. by U.S. Bank), 1.22%, VRDN	600,000	600,000
Kansas IDA RB, Farmland Foods Proj., (Insd. by Rabobank Nederland), 1.05%, VRDN	1,000,000	1,000,000
Lexington, KY IDRB, Kirby Containers Proj., (Insd. by Amsouth Bank), 1.13%, VRDN	2,600,000	2,600,000
Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., (Insd. by U.S. Bank), 1.05%, VRDN	1,000,000	1,000,000
Liberty Cnty., GA IDRB, Muskin Leisure Products Proj., (LOC: Comerce de France), 1.01%, VRDN	4,230,000	4,230,000
Lincoln Cnty., ID IDRB, Double A Dairy Proj., (Insd. by Bank of America), 1.05%, VRDN	2,000,000	2,000,000
Lombard, IL IDRB:
Chicago Roll Co. Proj., (Insd. by LaSalle Bank), 1.05%, VRDN	1,475,000	1,475,000
Tella Tool & Manufacturing Co. Proj., (Insd. by American Natl. Bank & Trust), 1.15%, VRDN	600,000	600,000
Lorain Cnty., OH IDRB, Skill Tools Proj., (Insd. by Key Bank), 1.03%, VRDN	5,100,000	5,100,000
Louisiana Local Govt. Env. Facs. CDA RB:
Mid South Extrusion Proj., (Insd. by Regions Bank), 1.08%, VRDN	3,345,000	3,345,000
Southern Ionics, Inc. Proj., (Insd. by Southtrust Bank), 1.08%, VRDN	4,500,000	4,500,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Manufacturing continued
Louisiana Pub. Facs. Auth. PCRRB, Allied Signal, Inc. Proj., (Gtd. by Honeywell Intl.), 1.25%, VRDN	$ 6,815,000	$ 6,815,000
Madison, AL IDRB, Haley Grocery Co. Proj., (Insd. by Regions Bank), 1.08%, VRDN	3,145,000	3,145,000
Mandan, ND IDRRB, Cloverdale Foods Co. Proj., (Insd. by Bank of North Dakota), 1.20%, VRDN	4,480,000	4,480,000
Manitowoc, WI IDRB:
Kaufman Enterprises Proj., (Insd. by Associated Bank), 1.13%, VRDN	1,200,000	1,200,000
Manitowoc Tool & Machining Proj., (Insd. by Associated Bank), 1.13%, VRDN	2,400,000	2,400,000
Northern Labs, Inc. Proj., Ser. 1997, (Insd. by U.S. Bank), 1.15%, VRDN	2,800,000	2,800,000
Mankato, MN IDRB, Katolight Corp. Proj., (Insd. by U.S. Bank), 1.10%, VRDN	2,350,000	2,350,000
Marion Cnty., OH IDRB, Central Ohio Farmers Proj., (Insd. by Bay Hypo-Und Vereins), 1.10%, VRDN	3,700,000	3,700,000
Martin Cnty., NC Indl. Facs. PCRRB, Weyerhaeuser Co. Proj.:
(Gtd. by Weyerhaeuser Co.), 1.80%, VRDN	1,395,000	1,395,000
(Gtd. by Weyerhaeuser Co.), 2.62%, VRDN	10,600,000	10,600,000
Massachusetts Dev. Fin. Agcy. RB, Unilock New York Proj., (Insd. by Bank One), 1.10%, VRDN	4,000,000	4,000,000
Meade Cnty., KY Indl. Bldg. RB, Liters Quarry, Inc. Proj., (Insd. by Bank One), 0.97%, VRDN	2,700,000	2,700,000
Meriwether Cnty., GA IDRB, Crown Tech. II Proj., (Insd. by Columbus Bank & Trust Co.), 1.11%, VRDN	3,600,000	3,600,000
Miami Cnty., IN IDRB, Prime Products, Inc. Proj., (Insd. by Bank One), 1.08%, VRDN	5,500,000	5,500,000
Michigan Strategic Fund EDRB, Yamaha Music Proj., (Insd. by Mizuho Corp. Bank), 3.95%, VRDN	6,800,000	6,800,000
Milam Cnty., TX Indl. Dev. Corp. RB, Alcoa, Inc. Proj., (Gtd. by Alcoa, Inc.), 1.34%, VRDN	16,855,000	16,855,000
Milwaukee, WI IDRB, Stellars Absorbent Materials Proj., (Insd. by U.S. Bank), 1.10%, VRDN	4,275,000	4,275,000
Montgomery, AL IDRB, Kinpak, Inc. Proj., (SPA: Regions Bank), 1.10%, VRDN	3,380,000	3,380,000
Morgan Cnty., GA Dev. Auth. IDRB, Bard Manufacturing Co. Proj., (Insd. by Natl. City Bank), 0.97%, VRDN	4,550,000	4,550,000
Muscle Shoals, AL IDRB, Robbins LLC Proj., Ser. A, (Insd. by Amsouth Bank), 1.13%, VRDN	4,500,000	4,500,000
New Hampshire Business Fin. Auth. IDRB, Monadock Economic Dev. & Precitech Proj., (Insd. by Key Bank), 1.03%, VRDN	3,330,000	3,330,000
Oakland Cnty., MI Econ. Dev. Corp. RB, A&M Label Proj., (Insd. by Natl. City Bank), 0.97%, VRDN	3,325,000	3,325,000
Ohio Cnty., KY PCRB, Thomas Inds. Proj., Ser. 1998, (Insd. by Natl. City Bank), 1.10%, VRDN	1,250,000	1,250,000
Oregon EDRB, Beef Northwest Feeders Proj., (Insd. by Bank of America), 1.05%, VRDN	1,600,000	1,600,000
Ouachita Parish, LA IDRB, Metalforms Superlift Proj., (Insd. by Regions Bank), 1.08%, VRDN	1,550,000	1,550,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Manufacturing continued
Pierce Cnty., WA EDRB, Truss Co. Proj., (Insd. by U.S. Bank), 1.00%, VRDN	$ 2,475,000	$ 2,475,000
Pilchuck, WA Dev. Corp. IDRB, HCI Steel Proj., (Insd. by Key Bank), 1.03%, VRDN	1,990,000	1,990,000
Pinellas Cnty., FL IDRB, Better Business Forms, Inc. Proj., (Insd. by Allied Irish Bank), 1.20%, VRDN	1,200,000	1,200,000
Port Bellingham, WA IDRB, Bakerview Proj., (Insd. by Key Bank), 1.03%, VRDN	2,725,000	2,725,000
Port Gray Harbor, WA IDRB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser Co.), 1.93%, VRDN	2,365,000	2,365,000
Port Gray Harbor, WA IDRRB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser Co.), 1.83%, VRDN	6,850,000	6,850,000
Port of Chehalis, WA IDRB, Cascade Hardwoods Proj., (Insd. by Bank of America), 1.00%, VRDN	7,200,000	7,200,000
Rhode Island Indl. Facs. Corp. IDRB, Greystone of Lincoln Proj., (Insd. by Mellon Bank), 1.15%, VRDN	2,600,000	2,600,000
Richmond, VA IDRB, Cogentrix of Richmond Proj.:
Ser. A, (Insd. by BNP Paribas), 1.00%, VRDN	9,000,000	9,000,000
Ser. B, (Insd. by BNP Paribas), 1.00%, VRDN	7,500,000	7,500,000
Rio Arriba Cnty., NM IDRB, Franklin Industries Proj., (Insd. by Key Bank), 1.05%, VRDN	1,220,000	1,220,000
Rockdale Cnty., GA Dev. Auth. RB, Takabashi Works, Inc. Proj., (Insd. by UFJ Bank), 2.80%, VRDN	6,300,000	6,300,000
Saline Cnty., NE IDRB, Farmland Foods Proj.:
Ser. 1997A, (Insd. by Rabobank Nederland), 1.05%, VRDN	1,500,000	1,500,000
Ser. 1997B, (Insd. by Rabobank Nederland), 1.05%, VRDN	1,000,000	1,000,000
Scott Cnty., IA IDRB, Ford Manufacturing Co., Inc. Proj., Ser. 1997, (Insd. by U.S. Bank), 1.15%, VRDN	1,800,000	1,800,000
Simpson Cnty., KY IDRB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser Co.), 1.83%, VRDN	2,000,000	2,000,000
Simpson Cnty., KY Indl. Bldg. RB, Harmon Motive Kentucky Proj., (Insd. by Bank of America), 1.10%, VRDN	7,200,000	7,200,000
South Carolina Jobs EDA RB:
Mid Atlantic Drainage Proj., (Insd. by Natl. Bank of S.C.), 1.08%, VRDN	1,880,000	1,880,000
Ortec, Inc. Proj., Ser. B, (Insd. by Bank of America), 1.00%, VRDN	2,500,000	2,500,000
TK, Inc. Proj., (Insd. by Bank of America), 1.00%, VRDN	2,230,000	2,230,000
South Dallas, AL IDA RB, Cahaba Valley Lumber Co. Proj., (Insd. by Amsouth Bank), 1.08%, VRDN	1,670,000	1,670,000
St. Joseph, MO IDRB, Lifeline Foods LLC Proj., (Insd. by Bay Hypo-Und Vereins), 1.10%, VRDN	7,140,000	7,140,000
Summit Cnty., OH IDRB, S.A. Comunale Co. Proj., (Insd. by Natl. City Bank), 0.97%, VRDN	3,190,000	3,190,000
Trinity River Auth., TX PCRRB, General Motors Corp. Proj., Ser. 1987, (Gtd. by General Motors Corp.), 1.50%, VRDN	6,900,000	6,900,000
Tuscaloosa Cnty., AL IDRB:
Brion Hardin Proj., (Insd. by Amsouth Bank), 1.18%, VRDN	750,000	750,000
Hardwear Corp. Proj., (Insd. by Amsouth Bank), 1.18%, VRDN	975,000	975,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Manufacturing continued
Utah Cnty., UT IDRB, McWane, Inc. Proj., (Insd. by Amsouth Bank), 1.05%, VRDN	$ 2,330,000	$ 2,330,000
Vermont EDA IDRB, Hazelett Strip Casting Proj., (Insd. by Key Bank), 1.03%, VRDN	6,500,000	6,500,000
Warrick Cnty., IN PCRB, Alcoa, Inc. Proj., (Gtd. by Alcoa, Inc.), 1.34%, VRDN	12,475,000	12,475,000
Washington EDFA RB, Royal Ridge Fruit Proj., (Insd. by Bank of America), 1.05%, VRDN	4,715,000	4,715,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj.:
(Gtd. by Dow Chemical Co.), 1.24%, VRDN	10,200,000	10,200,000
Ser. A, (Gtd. by Dow Chemical Co.), 1.24%, VRDN	2,200,000	2,200,000
Ser. B, (Gtd. by Dow Chemical Co.), 1.17%, VRDN	10,000,000	10,000,000
Ser. 1995, (Gtd. by Dow Chemical Co.), 1.24%, VRDN	20,525,000	20,525,000
Wilson Cnty., TN IDRB, John Deal Coatings, Inc. Proj., (Insd. by Amsouth Bank), 1.18%, VRDN	1,400,000	1,400,000
Winslow, ME RB, Maine Biological Labs Proj., (Insd. by Key Bank), 1.03%, VRDN	3,675,000	3,675,000
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics, Inc. Proj., (Insd. by Bank of the West), 1.20%, VRDN	620,000	620,000
Michelsen Packaging Co. Proj., (Insd. by Bank of America), 1.00%, VRDN	1,800,000	1,800,000
487,419,000
Miscellaneous Revenue 1.1%
Capital Trust Seminole Convention RB, PFOTER, (Liq.: Merrill Lynch & Insd. by Merrill Lynch), 1.23%, VRDN	11,390,000	11,390,000
Clipper Tax-Exempt Cert. Trust COP, Ser. 2003-5, (Liq.: FSA & Insd. by State Street Bank & Trust Co.), 1.03%, VRDN	15,000,000	15,000,000
Las Vegas, NV EDA RB, Andre Agassi Foundation Proj., (Insd. by Allied Irish Bank), 0.83%, VRDN	1,000,000	1,000,000
Oakland, CA Joint Pwrs. Financing Auth. Lease RB, Ser. A-1, (Liq.: FSA & Insd. by Dexia Credit), 0.85%, VRDN	21,100,000	21,100,000
PFOTER, (Liq.: AMBAC & Insd. by Merrill Lynch), 1.03%, VRDN	955,000	955,000
49,445,000
Port Authority 0.6%
Chicago, IL IDRB, Federal Marine Terminal Proj., (Insd. by LaSalle Bank), 0.95%, VRDN	4,200,000	4,200,000
Massachusetts Port Auth. RB, PFOTER:
(SPA: Merrill Lynch), 1.02%, VRDN	16,220,000	16,220,000
(SPA: Merrill Lynch), 1.07%, VRDN	5,820,000	5,820,000
Tuscaloosa, AL Cnty. Port Auth. RB, Capstone Hotel, Ltd. Proj., (LOC: Southtrust Bank), 0.95%, VRDN	148,000	148,000
26,388,000
Recreation 0.1%
Chicago, IL RB, Lakefront Millenium Proj., Floating Rate Trust Cert., Ser. 332, (Liq.: MBIA & Insd. by Morgan Stanley), 0.96%, VRDN	3,945,000	3,945,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Resource Recovery 3.5%
Delaware EDA IDRB, Delaware Clean Pwr. Proj., Ser. C, (Gtd. by Motiva Enterprises, LLC), 1.02%, VRDN	$ 11,000,000	$ 11,000,000
Harris Cnty., TX Indl. Dev. Corp. Solid Wst. Disposal RB, Deer Park, Ltd. Proj., Ser. 95D, (Gtd. by Deer Park, Ltd.), 0.94%, VRDN	12,500,000	12,500,000
Illinois Dev. Fin. Auth. PCRB, Diamond Star Motor Proj., (Insd. by Bank of Tokyo-Mitsubishi), 1.50%, VRDN	6,000,000	6,000,000
Ladysmith, WI Solid Wst. Disposal Facs. RB, Cityforest Corp. Proj., Ser. 1998, (Insd. by Union Bank of California), 1.20%, VRDN	14,600,000	14,600,000
Oklahoma Dev. Fin. Auth. RB, Conoco, Inc. Proj., Ser. B, (Gtd. by Conoco, Inc.), 1.26%, VRDN	2,500,000	2,500,000
Oregon EDA RRB, Georgia Pacific Corp. Proj., (Insd. by Deutsche Bank), 1.25%, VRDN	15,600,000	15,600,000
Oregon Metro. Svc. Dist. Wst. Disposal RB, Riedel Oregon Compost Co. Proj., (Insd. by U.S. Bank), 1.05%, VRDN	3,900,000	3,900,000
Phenix Cnty., AL IDA Env. Impt. RB, Mead Coated Board Proj., (Insd. by PNC Bank), 0.95%, VRDN	3,500,000	3,500,000
Port Arthur, TX Navigation Dist. Env. Facs. RRB, Motiva Enterprises LLC Proj., (Gtd. by Motiva Enterprises LLC), 1.00%, VRDN	26,500,000	26,500,000
Port Corpus Christi Auth., TX Solid Wst. Disp. RB, Flint Hills Resources Proj.:
Ser. A, (Insd. by Flint Hills Resources), 1.20%, VRDN	34,000,000	34,000,000
Ser. B, (Insd. by Flint Hills Resources), 1.20%, VRDN	11,700,000	11,700,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., (Insd. by Bank One), 1.20%, VRDN	13,600,000	13,600,000
155,400,000
Sales Tax 0.5%
Illinois Sales Tax RB, MTC, Class A, (Liq.: FSA & Insd. by UBS AG), 1.03%, VRDN	4,950,000	4,950,000
Park Creek Metropolitan Dist., Co. Tax Increment TRAN, Floating Rate Trust, (Liq.: Lehman Brothers & Insd. by Lehman Brothers), 1.15%, VRDN	15,850,000	15,850,000
20,800,000
Special Tax 1.5%
ABN AMRO Munitops Cert. Trust, Florida Proj., Ser. 2002-24, (Liq.: AMBAC & Insd. by ABN AMRO Bank), 0.90%, VRDN 144A	16,300,000	16,300,000
Houston, TX Hotel Occupancy Tax & Spl. RB, PFOTER, (Liq.: AMBAC & Insd. by Merrill Lynch), 0.98%, VRDN	7,845,000	7,845,000
New York, NY TFA RB, New York City Recovery Proj.:
Ser. B, (Insd. by J.P. Morgan Chase & Co.), 0.82%, VRDN	15,000,000	15,000,000
Ser. C, (Insd. by Bayerische Landesbank), 0.82%, VRDN	25,000,000	25,000,000
Pennsylvania Intergovernmental Auth. Spl. Tax RB, ROC, Ser. 99-7, (Liq.: FGIC & Insd. by Citigroup Holdings), 0.90%, VRDN	5,200,000	5,200,000
69,345,000
Tobacco Revenue 5.1%
California Tobacco Settlement RB, PFOTER, (Liq.: Westdeutsche Landesbank & Insd. by Merrill Lynch), 0.98%, VRDN	3,670,000	3,670,000
Dist. of Columbia Tobacco Settlement Fin. Corp. RB, PFOTER, (Liq.: Merrill Lynch & Insd. by Merrill Lynch), 1.10%, VRDN	1,885,000	1,885,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Tobacco Revenue continued
Los Angeles Tobacco Settlement Fin. Corp. RB, PFOTER, (Liq.: Merrill Lynch & Insd. by Merrill Lynch), 1.10%, VRDN	$ 8,750,000	$ 8,750,000
New Jersey Tobacco Settlement Fin. Corp. RB, PFOTER, (Liq.: Merrill Lynch & Insd. by Merrill Lynch), 0.98%, VRDN	28,475,000	28,475,000
New York Cntys., NY Tobacco Trust RB, PFOTER, (Liq.: Westdeutsche Landesbank & Insd. by Merrill Lynch), 0.98%, VRDN	14,915,000	14,915,000
New York Tobacco Settlement Fin. Corp. RB, PFOTER:
(Liq.: Merrill Lynch & Insd. by Landesbank Hessen), 0.93%, VRDN	53,000,000	53,000,000
(Liq.: Westdeutsche Landesbank & Insd. by Merrill Lynch), 0.98%, VRDN	101,820,000	101,820,000
Rhode Island Tobacco Settlement Fin. Corp. RI RB, PFOTER, (Liq.: Merrill Lynch & Insd. by Merrill Lynch), 1.05%, VRDN	2,495,000	2,495,000
South Carolina Tobacco Settlement RB, PFOTER, (Liq.: Merrill Lynch & Insd. by Merrill Lynch), 1.10%, VRDN	2,500,000	2,500,000
Wisconsin State Badger Tobacco Asset Securitization RB, PFOTER, (Liq.: Lloyds Bank & Insd. by Lloyds Bank), 1.05%, VRDN	10,000,000	10,000,000
227,510,000
Transportation 0.9%
Central Puget Sound, WA Regl. Trans. Auth. RB, Floating Rate Trust Cert., Ser. 360, (Liq.: FGIC & Insd. by Morgan Stanley), 0.96%, VRDN	2,275,000	2,275,000
E-470 Pub. Hwy. Auth., CO RB, PFOTER, (Liq.: MBIA & Insd. By Merrill Lynch), 0.98%, VRDN	6,900,000	6,900,000
Illinois Regl. Trans. Auth. RB, MTC, Ser. ZTC-1, (Liq.: MBIA & Insd. by UBS AG), 1.03%, VRDN	9,885,000	9,885,000
New Jersey State Turnpike Auth. RB, Ser. C-2, (Liq.: FSA & Insd. by Dexia Credit), 0.85%, VRDN	8,600,000	8,600,000
New York State Thruway Auth. Gen. RB, MSTR, (Insd. by Societe Generale), 0.80%, VRDN	800,000	800,000
New York State Thruway Auth. RB, MSTR, Ser. 1996, (Liq.: AMBAC & Insd. by J.P. Morgan Chase & Co.), 0.90%, VRDN	5,000,000	5,000,000
South Carolina Trans. Infrastructure RB, MTC, Ser. ZTC-15, (Liq.: AMBAC & Insd. by UBS AG), 1.03%, VRDN	8,959,000	8,959,000
42,419,000
Utility 3.9%
Carroll Cnty., KY Solid Wst. Disposal Facs. RB, Kentucky Utility Co. Proj., (Gtd. by Kentucy Utility Co.), 0.97%, VRDN	45,100,000	45,100,000
Charlotte Cnty., FL Utility RB, Ser. B, (Liq.: FSA & Insd. by Bank of America), 0.85%, VRDN	10,000,000	10,000,000
Chula Vista, CA IDRRB, San Diego Gas & Elec. Co. Proj., Ser. A, (Gtd. by San Diego Gas & Elec. Co.), 1.05%, VRDN	6,000,000	6,000,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., (Gtd. by Arizona Pub. Svc. Co.), 1.29%, VRDN	11,310,000	11,310,000
Illinois Dev. Fin. Auth. PCRB, PFOTER, (Liq.: AMBAC & Insd. by Merrill Lynch), 1.08%, VRDN	10,400,000	10,400,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Utility continued
Lakeland, FL Energy Sys. RB, Ser. A, (SPA: Toronto Dominion Bank), 0.82%, VRDN	$ 17,900,000	$ 17,900,000
McAlester, OK Pub. Works Auth. Util. RB, MSTR, Ser. 9014, (Liq.: FSA & Insd. by Bear Stearns), 0.93%, VRDN	11,585,000	11,585,000
Milwaukee, WI IDRRB, Wisconsin Elec. Pwr. Co. Proj., (Gtd. by Wisconsin Elec. Pwr. Co.), 1.15%, VRDN	2,000,000	2,000,000
Oconee Cnty., SC PCRRB, Duke Energy Corp. Proj., Ser. A, (Gtd. by Duke Energy Corp.), 1.19%, VRDN	6,000,000	6,000,000
Pleasant Prairie, WI PCRRB, Wisconsin Elec. Pwr. Co. Proj.:
Ser. A, (Gtd. by Wisconsin Elec. Pwr. Co.), 1.15%, VRDN	19,900,000	19,900,000
Ser. B, (Gtd. by Wisconsin Elec. Pwr. Co.), 1.15%, VRDN	4,000,000	4,000,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj., (Insd. by Total SA), 1.00%, VRDN	8,500,000	8,500,000
Port Morrow, OR PCRRB, Idaho Pwr. Co. Proj., (Gtd. by Idaho Pwr. Co.), 1.85%, VRDN	4,360,000	4,360,000
Springfield, IL Elec. RB, Ser. 2002A, (Liq.: MBIA & Insd. by Bank of New York), 0.97%, VRDN 144A	6,803,500	6,803,500
Sweetwater Cnty., WY PCRRB, Pacificcorp Proj., Ser. 1990A, (Insd. by Commerzbank), 1.82%, VRDN	11,900,000	11,900,000
175,758,500
Water & Sewer 4.0%
Chino Basin, CA Desalter Auth. RB, Ser. A, (Insd. by Bay Hypo-Und Vereins), 0.89%, VRDN	70,100,000	70,100,000
Florida Govt. Util. Auth. RB, Floating Rate Trust Cert., Ser. 327, (Liq.: AMBAC & Insd. by Morgan Stanley), 0.96%, VRDN	6,800,000	6,800,000
Honolulu, HI City & Cnty. Wstwtr. Sys. RB, Floating Rate Trust Cert., Ser. 400, (Liq.: FGIC & Insd. by Morgan Stanley), 0.96%, VRDN	3,462,500	3,462,500
Jacksonville Elec. Auth. Wtr & Swr. RB, Ser. B, (Liq.: XL Capital Assurance & Insd. by State Street Bank & Trust Co.), 0.79%, VRDN	33,840,000	33,840,000
Los Angeles, CA Wstwtr. Sys. RB, Class A, Ser. 2003-33, (Liq.: FSA & Insd. by Citibank), 0.86%, VRDN	11,870,000	11,870,000
Massachusetts Wtr. Resources Auth. RB, MTC, Ser. ZTC-47, (Liq.: FSA & Insd. by UBS AG), 1.03%, VRDN	19,800,000	19,800,000
Milwaukee, WI Metro. Sewage Dist. RB, MSTR, (Insd. by UBS AG), 1.03%, VRDN	6,060,000	6,060,000
New York City, NY Muni. Wtr. Fin. Auth. RB, Ser. F, (Insd. by Bayerische Landesbank), 0.77%, VRDN	25,000,000	25,000,000
West Basin, CA Muni. Wtr. Dist. COP, Phase III Recycled Wtr. Proj., Ser. C, (Insd. by Bay Hypo-Und Vereins), 0.90%, VRDN	3,180,000	3,180,000
180,112,500
Total Municipal Obligations		4,432,236,051
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2003 (unaudited)

	Shares	Value

MUTUAL FUND SHARES 0.1%
Dreyfus Tax Exempt Cash Management	3,000,000	$ 3,000,000
Federated Municipal Obligations Fund	500,000	500,000
Total Mutual Fund Shares		3,500,000
Total Investments (cost $4,481,336,051) 99.7%		4,481,336,051
Other Assets and Liabilities 0.3%		11,499,797
Net Assets 100.0%		$ 4,492,835,848

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the board Board of Trustees.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority
TOC	Tender Option Certificate
TRAN	Tax Revenue Anticipation Note
VRDN	Variable Rate Demand Note
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2003 (unaudited)

Variable Rate Demand Notes are payable on demand no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 2003.
Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risks.

The following table shows the percent of total investments invested by geographic location as of August 31, 2003:
State

California	12.3%
New York	8.7%
Delaware	7.2%
Wisconsin	5.3%
Florida	4.9%
Georgia	4.4%
South Carolina	4.2%
Illinois	4.1%
Texas	4.1%
Ohio	3.3%
Kentucky	3.1%
Massachusetts	2.7%
Indiana	1.6%
Louisiana	1.6%
Pennsylvania	1.6%
Colorado	1.5%
North Carolina	1.3%
New Jersey	1.2%
Washington	1.1%
Alabama	1.0%
Oklahoma	1.0%
Hawaii	0.9%
Rhode Island	0.9%
New Mexico	0.8%
Oregon	0.6%
Tennessee	0.6%
Utah	0.6%
Idaho	0.5%
Missouri	0.5%
Nebraska	0.5%
Alaska	0.4%
Arkansas	0.4%
Maryland	0.4%
Michigan	0.4%
Mississippi	0.4%
Vermont	0.4%
Virginia	0.4%
Arizona	0.3%
Connecticut	0.3%
Nevada	0.3%
New Hampshire	0.3%
Wyoming	0.3%
District of Columbia	0.2%
Kansas	0.2%
Minnesota	0.2%
North Dakota	0.2%
West Virginia	0.2%
Iowa	0.1%
Maine	0.1%
Non-state specific	12.4%
100.0%
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003 (unaudited)

Assets
Investments at amortized cost	$ 4,481,336,051
Cash	5,846,318
Receivable for Fund shares sold	140,223
Interest receivable	8,900,468
Prepaid expenses and other assets	144,072

Total assets	4,496,367,132

Liabilities
Dividends payable	3,029,619
Payable for Fund shares redeemed	165,612
Advisory fee payable	54,011
Distribution Plan expenses payable	22,919
Due to other related parties	29,313
Accrued expenses and other liabilities	229,810

Total liabilities	3,531,284

Net assets	$ 4,492,835,848

Net assets represented by
Paid-in capital	$ 4,492,674,919
Undistributed net investment income	18,408
Accumulated net realized gains on securities	142,521

Total net assets	$ 4,492,835,848

Net assets consists of
Class I	$ 3,592,054,349
Class AD	22,043,081
Class IN	139,859,491
Class IS	699,183,622
Class P	39,693,257
Class RV	1,027
Class RC	1,021

Total net assets	$ 4,492,835,848

Shares outstanding
Class I	3,592,007,686
Class AD	22,050,563
Class IN	139,882,106
Class IS	699,031,934
Class P	39,697,578
Class RV	1,024
Class RC	1,020

Net asset value per share
Class I	$ 1.00
Class AD	$ 1.00
Class IN	$ 1.00
Class IS	$ 1.00
Class P	$ 1.00
Class RV	$ 1.00
Class RC	$ 1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2003 (unaudited)

Investment income
Interest	$ 26,114,457

Expenses
Advisory fee	2,271,199
Distribution Plan expenses
Class AD	7,092
Class IN	70,584
Class IS	864,754
Class P	85,556
Class RV	4
Class RC	3
Administrative services fee	1,230,173
Transfer agent fees	114,057
Trustees' fees and expenses	29,013
Printing and postage expenses	37,296
Custodian fees	536,863
Registration and filing fees	129,182
Professional fees	19,569
Other	180,553

Total expenses	5,575,898
Less: Expense reductions	(5,507)

Net expenses	5,570,391

Net investment income	20,544,066

Net realized gains on securities	147,513

Net increase in net assets resulting from operations	$ 20,691,579

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2003		Year Ended
	(unaudited)		February 28, 2003

Operations
Net investment income		$ 20,544,066		$ 42,592,838
Net realized gains on securites		147,513		347,084

Net increase net assets resulting from operations		20,691,579		42,939,922

Distributions to shareholders from
Net investment income
Class I		(16,855,950)		(34,650,082)
Class AD		(147,518)		(355,634)
Class IN		(680,678)		(1,337,712)
Class IS		(2,767,517)		(7,405,457)
Class P		(93,320)		(182,171)
Class RV		(2)		(9)
Class RC		(4)		(9)

Total distributions to shareholders		(20,544,989)		(43,931,074)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	5,929,863,361	5,929,863,361	8,653,901,171	8,563,901,171
Class AD	10,981,302	10,981,302	38,805,473	38,805,473
Class IN	238,931,909	238,931,909	416,679,382	416,679,382
Class IS	463,154,463	463,154,463	1,000,658,067	1,000,658,067
Class P	20,365,266	20,365,266	40,458,198	40,458,197

		6,663,296,301		10,060,502,290

Net asset value of shares issued in reinvestment of distributions
Class I	3,769,360	3,769,360	8,508,232	8,508,232
Class AD	103,282	103,282	332,244	332,244
Class IN	524,308	524,308	1,143,907	1,143,907
Class IS	2,106,720	2,106,720	6,330,769	6,330,769
Class P	82,319	82,319	181,910	181,910
Class RV	2	2	9	9
Class RC	1	1	7	7

		6,585,992		16,497,078

Payment for shares redeemed
Class I	(5,317,438,134)	(5,317,438,134)	(7,221,834,578)	(7,221,834,578)
Class AD	(29,655,569)	(29,655,569)	(16,070,548)	(16,070,548)
Class IN	(269,976,847)	(269,976,847)	(253,646,059)	(253,646,059)
Class IS	(406,923,284)	(406,923,284)	(956,482,077)	(956,482,077)
Class P	(11,089,737)	(11,089,737)	(20,173,243)	(20,173,243)

		(6,035,083,571)		(8,468,206,505)

Net increase in net assets resulting from capital share transactions		634,798,722		1,608,792,863

Total increase in net assets		634,945,312		1,607,801,711
Net assets
Beginning of period		3,857,890,536		2,250,088,825

End of period		$ 4,492,835,848		$ 3,857,890,536

Undistributed net investment income		$ 18,408		$ 19,331

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional Municipal Money Market Fund (the "Fund") is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I"), Administrative ("Class AD"), Investor ("Class IN"), Institutional Service ("Class IS"), Participant ("Class P"), Reserve ("Class RV") and Resource ("Class RC") classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.11% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. IN-KIND TRANSACTION

Effective on the close of business on May 28, 2002, the Fund acquired assets through an in-kind transaction. This transaction transferred the underlying securities and net cash balances of Wachovia Tax-Free Money Market Fund. In the transaction, shareholders redeemed 244,235,667 shares of Wachovia Tax-Free Money Market Fund and purchased the same number of Class I shares of the Fund in consideration for securities, net of cash balance, valued at $244,235,667 which resulted in no gain or loss to the shareholder. The value of securities, net of cash balance, received by the Fund and the number of Class I shares issued are reflected as proceeds from shares sold in the Statement of Changes in Net Assets for the year ended February 28, 2003.

6. SECURITIES TRANSACTIONS

On August 31, 2003, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 28, 2003, the Fund incurred and elected to defer post-October losses of $4,992.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2003, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended August 31, 2003, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of August 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567758   10/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Institutional Treasury Money Market Fund

Evergreen Institutional Treasury Money Market Fund: Semiannual Report as of August 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

October 2003

Dennis H. Ferro President and Chief Executive Officer

Dear Evergreen Shareholder,

We are pleased to provide the semiannual report for the Evergreen Institutional Treasury Money Market Fund, which covers the six-month period ended August 31, 2003.

A challenging environment

Over the past six-month period, money market investors have encountered a variety of challenges. The uncertain geopolitical environment, a staggered economic recovery, worries about deflation, and changes in the tax laws all combined to threaten performance.

The first challenge for investors was the uncertain geopolitical environment. The saber rattling between the U.S. and Iraq started at the beginning of the investment period and continued into the new-year. Indeed, as negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices sold-off dramatically and money flowed into U.S. Treasuries in a flight to quality. Once it became apparent that war was inevitable, however, the financial markets regained their equilibrium and stocks began a significant recovery. Apparently, the uncertainty of war was worse for investors than actual war itself. This clarification on the geopolitical front enabled many investors to once again focus on the economic fundamentals.

1

LETTER TO SHAREHOLDERS continued

These fundamentals had been too weak for too long. In an attempt to resuscitate growth, the Federal Reserve maintained an accommodative stance, driving rates to 45-year lows. As the period progressed economic data began to surprise us on the upside. The U.S. consumer remained active and the housing market, buoyed by surging mortgage refinancing activity, continued to strengthen. U.S. worker productivity also grew, and as corporations generated higher profits, business spending began to accelerate into the summer months.

The Fed's concerns about deflation, however, presented another hurdle for investors. Market yields experienced dramatic swings as investors bought Treasuries in anticipation of lower rates. Yet the rapidly improving economic data resulted in a lower than expected reduction in interest rates at the Fed's monetary policy meeting in June. In addition, Mr. Greenspan's positive comments on the 2004 economic outlook to congressional banking committee members in July caused rampant selling in the bond market as the "deflation trade" unwound. In a little more than a month, the yield on the 10-year Treasury swung from a low of 3.1% to a high of 4.6%. Since that time, market yields have settled down in anticipation of further accommodation from the Fed.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of August 31, 2003

MANAGEMENT TEAM

J. Kellie Allen

Bryan K. White, CFA

PERFORMANCE AND RETURNS*1

Portfolio inception date: 11/20/1996

								Lipper
				Institutional				Institutional
	Institutional	Administrative	Investor	Service	Participant	Reserve	Resource	U.S. Treasury
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Money	90-Day
	(Class I)	(Class AD)	(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Markets	Treasury
Class inception date	11/20/1996	5/1/2001	5/1/2001	11/27/1996	5/1/2001	5/1/2001	5/1/2001	Median	Bill

6-month return	0.49%	0.46%	0.44%	0.36%	0.24%	0.16%	0.09%	0.39%	0.60%

Average annual return

1 year	1.16%	1.11%	1.06%	0.90%	0.65%	0.50%	0.36%	0.94%	1.38%

5 year	3.78%	3.75%	3.73%	3.52%	3.53%	3.46%	3.39%	3.53%	3.92%

Since portfolio inception	4.23%	4.21%	4.19%	3.96%	4.05%	3.99%	3.94%	3.97%	4.29%

7-day annualized yield	0.82%	0.77%	0.72%	0.57%	0.32%	0.17%	0.04%	N/A	N/A

30-day annualized yield	0.81%	0.76%	0.71%	0.56%	0.31%	0.16%	0.05%	N/A	N/A

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

4

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC shares prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class RC. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. All classes are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of August 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28,
CLASS I		2003	2002	2001	2000[1]	1999
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.005	0.015	0.032	0.060	0.049	0.051
Distributions to shareholders from
Net investment income	-0.005	-0.015	-0.032	-0.060	-0.049	-0.051
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.49%	1.56%	3.21%	6.19%	5.05%	5.24%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,679,037	$2,222,210	$2,439,209	$1,784,059	$1,685,986	$2,061,540
Ratios to average net assets
Expenses[2]	0.21%[3]	0.20%	0.23%	0.19%	0.18%	0.21%
Net investment income	0.97%[3]	1.56%	3.12%	6.01%	4.92%	5.10%

[1]   Year ended February 29.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28,
CLASS AD		2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.005	0.015	0.023
Distributions to shareholders from
Net investment income	-0.005	-0.015	-0.023
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.46%	1.50%	2.33%
Ratios and supplemental data
Net assets, end of period (thousands)	$26,171	$14,068	$4,771
Ratios to average net assets
Expenses[2]	0.26%[3]	0.25%	0.28%[3]
Net investment income	0.91%[3]	1.37%	3.07%[3]

[1]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28,
CLASS IN		2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.004	0.014	0.023
Distributions to shareholders from
Net investment income	-0.004	-0.014	-0.023
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.44%	1.45%	2.29%
Ratios and supplemental data
Net assets, end of period (thousands)	$313,192	$158,831	$1,242
Ratios to average net assets
Expenses[2]	0.31%[3]	0.30%	0.34%[3]
Net investment income	0.81%[3]	1.40%	3.02%[3]

[1]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28,
CLASS IS		2003	2002	2001	2000[1]	1999
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.004	0.013	0.029	0.058	0.047	0.049
Distributions to shareholders from
Net investment income	-0.004	-0.013	-0.029	-0.058	-0.047	-0.049
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.36%	1.30%	2.95%	5.93%	4.79%	4.97%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,401,342	$2,362,269	$1,885,874	$1,550,308	$1,506,949	$1,471,842
Ratios to average net assets
Expenses[2]	0.46%[3]	0.45%	0.48%	0.44%	0.43%	0.45%
Net investment income	0.72%[3]	1.26%	2.85%	5.77%	4.67%	4.81%

[1]   Year ended February 29.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28,
CLASS P		2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.002	0.010	0.019
Distributions to shareholders from
Net investment income	-0.002	-0.010	-0.019
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.24%	1.05%	1.95%
Ratios and supplemental data
Net assets, end of period (thousands)	$405,143	$350,527	$264,724
Ratios to average net assets
Expenses[2]	0.71%[3]	0.70%	0.73%[3]
Net investment income	0.47%[3]	1.03%	1.54%[3]

[1]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28,
CLASS RV		2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.002	0.009	0.018
Distributions to shareholders from
Net investment income	-0.002	-0.009	-0.018
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.16%	0.90%	1.82%
Ratios and supplemental data
Net assets, end of period (thousands)	$112,836	$156,877	$90,601
Ratios to average net assets
Expenses[2]	0.86%[3]	0.85%	0.88%[3]
Net investment income	0.33%[3]	0.89%	1.70%[3]

[1]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28,
CLASS RC		2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.001	0.007	0.017
Distributions to shareholders from
Net investment income	-0.001	-0.007	-0.017
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.09%	0.75%	1.69%
Ratios and supplemental data
Net assets, end of period (thousands)	$29,667	$39,496	$42,274
Ratios to average net assets
Expenses[2]	0.99%[3]	1.00%	1.03%[3]
Net investment income	0.20%[3]	0.70%	1.50%[3]

[1]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

August 31, 2003 (unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 18.2%
U.S. Treasury Bills:
1.01%, 9/4/2003	$ 50,000,000	$ 49,997,194
1.015%, 9/4/2003	50,000,000	49,997,181
U.S. Treasury Notes:
2.125%, 8/31/2004	250,000,000	252,117,112
2.25%, 7/31/2004	200,000,000	202,074,313
2.875%, 6/30/2004	200,000,000	202,982,578
3.00%, 11/30/2003	150,000,000	150,559,548
3.25%, 12/31/2003	50,000,000	50,277,910
3.625%, 3/31/2004	125,000,000	126,653,962
Total U.S. Treasury Obligations		1,084,659,798
REPURCHASE AGREEMENTS 81.7%*
ABN Amro, Inc., 1.00%, dated 8/29/2003, maturing 9/2/2003, maturity value is $220,024,444 (1)	220,000,000	220,000,000
Bank of America, Avg. rate of 0.97%, dated 8/25/2003, maturing 9/2/2003, maturity value is $220,047,239 (2)**	220,000,000	220,000,000
Barclays DeZeote Wedd Securities, 1.01%, dated 8/29/2003, maturing 9/2/2003, maturity value is $220,024,689 (3)	220,000,000	220,000,000
Credit Suisse First Boston Corp., Avg. rate of 0.99%, dated 8/25/2003, maturing 9/2/2003, maturity value is $220,042,411 (4)**	220,000,000	220,000,000
Deutsche Bank Securities, Inc.:
1.00%, dated 8/29/2003, maturing 9/2/2003, maturity value is $200,022,222 (5)	200,000,000	200,000,000
Avg. rate of 0.99%, dated 8/25/2003, maturing 9/2/2003, maturity value is $360,069,500 (5)**	360,000,000	360,000,000
Avg. rate of 1.01%, dated 8/25/2003, maturing 9/2/2003, maturity value is $275,054,160 (5)**	275,000,000	275,000,000
Dresdner Bank AG, Avg. rate of 0.97%, dated 8/25/2003, maturing 9/2/2003, maturity value is $220,041,433 (6)**	220,000,000	220,000,000
Greenwich Capital Markets, Avg. rate of 0.98%, dated 8/25/2003, maturing 9/2/2003, maturity value is $220,042,044 (7)**	220,000,000	220,000,000
J.P. Morgan & Co., Avg. rate of 0.99%, dated 8/25/2003, maturing 9/2/2003, maturity value is $220,048,461 (8)**	220,000,000	220,000,000
Lehman Brothers, Inc., Avg. rate of 0.98%, dated 8/25/2003, maturing 9/2/2003, maturity value is $220,048,217 (9)**	220,000,000	220,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.98%, dated 8/29/2003, maturing 9/2/2003, maturity value is $220,023,956 (10)	220,000,000	220,000,000
Morgan Stanley & Co., Avg. rate of 0.96%, dated 8/25/2003, maturing 9/2/2003, maturity value is $220,041,250 (11)**	220,000,000	220,000,000
RBC Dain Rauscher, Avg. rate of 0.97%, dated 8/25/2003, maturing 9/2/2003, maturity value is $220,047,667 (12)**	220,000,000	220,000,000
Salomon Smith Barney, Inc.:
Avg. rate of 0.95%, dated 8/25/2003, maturing 9/2/2003, maturity value is $200,042,222 (13)**	200,000,000	200,000,000
Avg. rate of 1.01%, dated 8/25/2003, maturing 9/2/2003, maturity value is $225,050,438 (14)**	225,000,000	225,000,000
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2003 (unaudited)

	Principal Amount	Value

REPURCHASE AGREEMENTS* continued
Societe Generale, 1.01%, dated 8/29/2003, maturing 9/2/2003, maturity value is $180,020,200 (15)	$180,000,000	$ 180,000,000
State Street Bank & Trust Co., 0.94%, dated 8/29/2003, maturing 9/2/2003, maturity value is $76,650,615 (16)	76,642,610	76,642,610
Warburg Dillon Reed LLC:
1.00%, dated 8/29/2003, maturing 9/2/2003, maturity value is $500,055,557 (17)	500,000,000	500,000,000
1.03%, dated 8/29/2003, maturing 9/2/2003, maturity value is $220,025,178 (18)	220,000,000	220,000,000
WestDeutsche LandesBank, Avg. rate of 0.99%, dated 8/25/2003, maturing 9/2/2003, maturity value is $220,048,278 (19)**	220,000,000	220,000,000
Total Repurchase Agreements		4,876,642,610
Total Investments (cost $5,961,302,408) 99.9%		5,961,302,408
Other Assets and Liabilities 0.1%		6,084,825
Net Assets 100.0%		$ 5,967,387,233

*	Collateralized by:
(1)	$15,235,000 U.S. Treasury Note, 6.75%, 05/15/2005, value including accrued interest is $16,823,811;
$164,256,000 U.S. Treasury Bonds, 5.25% to 7.25%, 05/15/2016 to 05/15/2030, value including accrued interest is $183,965,511;
$38,386,429 GNMA, 6.50%, 08/20/2032, value including accrued interest is $23,609,714.
	(2)	$202,513,000 U.S. Treasury Notes, 3.00% to 6.875%, 02/29/2004 to 05/15/2006, value including accrued interest is $220,000,331.
	(3)	$205,793,000 U.S. Treasury Note, 3.00%, 07/15/2012, value including accrued interest is $224,401,080.
	(4)	$225,517,000 U.S. Treasury Notes, 2.25% to 2.625%, 07/31/2004 to 05/15/2008, value including accrued interest is $224,403,276.
(5)	$20,325,000 U.S. Treasury Note, 3.875%, 01/15/2009, value including accrued interest is $25,552,780;
$919,057,000 U.S. Treasury STRIPS, 0.00%, 05/15/2006 to 08/15/2028, value is $438,007,360;
$76,582,000 U.S. Treasury Bond, 8.75%, 05/15/2017, value including accrued interest is $107,481,673;
$293,000,000 GNMA, 5.00% to 7.00%, 01/15/2018 to 09/15/2031, value including accrued interest is $280,659,270.
	(6)	$204,020,000 U.S. Treasury Notes, 4.875% to 5.625%, 05/15/2008 to 02/15/2012, value including accrued interest is $224,405,134.
	(7)	$227,740,000 U.S. Treasury Notes, 3.00% to 4.00%, 11/15/2007 to 11/15/2012, value including accrued interest is $224,402,689.
	(8)	$354,439,000 U.S. Treasury STRIPS, 0.00%, 11/15/2003 to 08/15/2027, value is $224,401,359.
	(9)	$488,080,188 U.S. Treasury STRIPS, 0.00%, 05/15/2011 to 11/15/2024, value is $224,401,130.
	(10)	$181,834,000 U.S. Treasury Bill, 0.00%, 09/11/2003, value is $181,766,717; $42,283,000 U.S. Treasury Notes, 1.25% to 4.375%, 04/30/2004 to 08/15/2012, value including accrued interest is $42,638,286.
	(11)	$166,483,000 U.S. Treasury Bond, 8.00%, 11/15/2021, value including accrued interest is $220,400,351.
	(12)	$173,053,000 U.S. Treasury Bond, 7.50%, 11/15/2016, value including accrued interest is $220,000,767.
	(13)	$158,575,000 U.S. Treasury Notes, 2.25% to 5.875%, 07/31/2004 to 11/15/2004, value including accrued interest is $164,919,085; $39,220,000 U.S. Treasury Bill, 0.00%, 09/25/2003, value is $39,190,703.
	(14)	$981,270,940 GNMA, 3.50% to 9.00%, 07/15/2008 to 08/15/2033, value including accrued interest is $229,500,000.
(15)	$92,223,000 U.S. Treasury Notes, 1.625% to 5.25%, 05/15/2004 to 04/30/2005, value including accrued interest is $93,357,616;
$360,021,450 GNMA, 3.50% to 7.00%, 05/20/2025 to 07/20/2033, value including accrued interest is $90,360,913.
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2003 (unaudited)

*	Collateralized by: (continued)
(16)	$34,605,000 U.S. Treasury Notes, 2.00% to 6.50%, 11/30/2004 to 10/15/2006, value including accrued interest is $37,381,425;
$40,910,000 U.S. Treasury Bills, 0.00%, 11/13/2003 to 11/20/2003, value is $40,807,725.
	(17)	$488,340,000 U.S. Treasury Note, 4.875%, 02/15/2012, value including accrued interest is $510,000,163.
	(18)	$555,042,723 GNMA, 3.50% to 8.00%, 07/15/2018 to 07/20/2033, value including accrued interest is $224,401,187.
	(19)	$224,689,000 U.S. Treasury Note, 2.375%, 08/15/2006, value including accrued interest is $224,400,619.
**	Variable rate repurchase agreement where the rate resets daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations:
GNMA	Government National Mortgage Association
STRIPS	Separate Trading of Registered Interest and Principal of Securities
See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003 (unaudited)

Assets
Investments in securities	$ 1,084,659,798
Investments in repurchase agreements	4,876,642,610

Investments at amortized cost	5,961,302,408
Receivable for Fund shares sold	1,550,000
Interest receivable	8,316,596
Prepaid expenses and other assets	121,378

Total assets	5,971,290,382

Liabilities
Dividends payable	3,365,369
Advisory fee payable	71,720
Distribution Plan expenses payable	100,762
Due to other related parties	38,925
Accrued expenses and other liabilities	326,373

Total liabilities	3,903,149

Net assets	$ 5,967,387,233

Net assets represented by
Paid-in capital	$ 5,967,373,510
Undistributed net investment income	16,179
Accumulated net realized losses on securities	(2,456)

Total net assets	$ 5,967,387,233

Net assets consists of
Class I	$ 2,679,036,647
Class AD	26,171,411
Class IN	313,192,471
Class IS	2,401,341,629
Class P	405,142,907
Class RV	112,835,538
Class RC	29,666,630

Total net assets	$ 5,967,387,233

Shares outstanding
Class I	2,679,058,702
Class AD	26,171,081
Class IN	313,188,933
Class IS	2,401,319,699
Class P	405,133,611
Class RV	112,835,191
Class RC	29,665,543

Net asset value per share
Class I	$ 1.00
Class AD	$ 1.00
Class IN	$ 1.00
Class IS	$ 1.00
Class P	$ 1.00
Class RV	$ 1.00
Class RC	$ 1.00

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2003 (unaudited)

Investment income
Interest	$ 32,091,416

Expenses
Advisory fee	3,018,866
Distribution Plan expenses
Class AD	7,185
Class IN	143,674
Class IS	2,883,469
Class P	835,243
Class RV	416,872
Class RC	166,134
Administrative services fee	1,635,094
Transfer agent fees	9,532
Trustees' fees and expenses	38,324
Printing and postage expenses	15,595
Custodian fees	650,822
Registration and filing fees	57,323
Professional fees	24,591
Other	202,292

Total expenses	10,105,016
Less: Expense reductions	(14,067)
Expense reimbursements	(2,475)

Net expenses	10,088,474

Net investment income	$ 22,002,942

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2003		Year Ended
	(unaudited)		February 28, 2003

Operations
Net investment income		$ 22,002,942		$ 75,251,364

Distributions to shareholders from
Net investment income
Class I		(11,402,473)		(41,048,021)
Class AD		(131,023)		(189,621)
Class IN		(1,161,138)		(2,301,411)
Class IS		(8,270,888)		(27,039,791)
Class P		(784,572)		(3,542,043)
Class RV		(208,853)		(823,741)
Class RC		(41,755)		(244,718)

Total distributions to shareholders		(22,000,702)		(75,189,346)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	11,120,289,670	11,120,289,670	25,329,203,683	25,329,203,683
Class AD	180,574,146	180,574,146	158,473,213	158,473,213
Class IN	1,202,360,061	1,202,360,061	913,243,736	913,243,736
Class IS	3,908,017,778	3,908,017,778	7,504,039,360	7,504,039,360
Class P	444,124,554	444,124,554	1,228,142,495	1,228,142,495
Class RV	109,973,960	109,973,960	599,591,614	599,591,614
Class RC	171,394,097	171,394,097	320,971,745	320,971,745

		17,136,734,266		36,053,665,846

Net asset value of shares issued in reinvestment of distributions
Class I	444,706	444,706	5,323,665	5,323,665
Class AD	4	4	15	15
Class IN	428	428	7,419	7,419
Class IS	1,008,191	1,008,191	4,706,008	4,706,008
Class RV	0	0	505	505

		1,453,329		10,037,612

Payment for shares redeemed
Class I	(10,663,903,103)	(10,663,903,103)	(25,551,547,874)	(25,551,547,874)
Class AD	(168,471,279)	(168,471,279)	(149,175,667)	(149,175,667)
Class IN	(1,047,999,052)	(1,047,999,052)	(755,665,407)	(755,665,407)
Class IS	(3,869,955,876)	(3,869,955,876)	(7,032,380,196)	(7,032,380,196)
Class P	(389,511,662)	(389,511,662)	(1,142,345,379)	(1,142,345,379)
Class RV	(154,017,271)	(154,017,271)	(533,315,825)	(533,315,825)
Class RC	(181,223,549)	(181,223,549)	(323,751,029)	(323,751,029)

		(16,475,081,792)		(35,488,181,377)

Net increase in net assets resulting from capital share transactions		663,105,803		575,522,081

Total increase in net assets		663,108,043		575,584,099
Net assets
Beginning of period		5,304,279,190		4,728,695,091

End of period		$ 5,967,387,233		$ 5,304,279,190

Undistributed net investment income		$ 16,179		$ 13,939

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional Treasury Money Market Fund (the "Fund") is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I"), Administrative ("Class AD"), Investor ("Class IN"), Institutional Service ("Class IS"), Participant ("Class P"), Reserve ("Class RV") and Resource ("Class RC") classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.11% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended August 31, 2003, EIMC reimbursed expenses relating to Class RC shares in the amount of $2,475 which represents 0.01% of the average daily net assets of Class RC shares (on an annualized basis). Total amounts subject to recoupment as of August 31, 2003 were $2,475.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

5. IN-KIND TRANSACTION

Effective on the close of business on May 28, 2002, the Fund acquired assets through an in-kind transaction. This transaction transferred the underlying securities of Wachovia Treasury Money Market Fund into the Fund. In the transaction, shareholders redeemed 243,340,471 shares of Wachovia Treasury Money Market Fund and purchased the same number of Class I shares of the Fund in consideration for securities valued at $243,340,471,which resulted in no gain or loss to the shareholder. The value of securities received by the Fund and the number of Class I shares issued are reflected as proceeds from shares sold in the Statement of Changes in Net Assets for the year ended February 28, 2003.

6. SECURITIES TRANSACTIONS

On August 31, 2003, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2003, the Fund had $2,456 in capital loss carryovers for federal income tax purposes with $384 expiring in 2004 and $2,072 expiring in 2006.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2003, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended August 31, 2003, the Fund had no borrowings under this agreement.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of August 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567759    10/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Institutional U.S. Government Money Market Fund

Evergreen Institutional U.S. Government Money Market Fund: Semiannual Report as of August 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

October 2003

Dennis H. Ferro President and Chief Executive Officer

Dear Evergreen Shareholder,

We are pleased to provide the semiannual report for the Evergreen Institutional U.S. Government Money Market Fund, which covers the six-month period ended August 31, 2003.

A challenging environment

Over the past six-month period, money market investors have encountered a variety of challenges. The uncertain geopolitical environment, a staggered economic recovery, worries about deflation, and changes in the tax laws all combined to threaten performance.

The first challenge for investors was the uncertain geopolitical environment. The saber rattling between the U.S. and Iraq started at the beginning of the investment period and continued into the new-year. Indeed, as negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices sold-off dramatically and money flowed into U.S. Treasuries in a flight to quality. Once it became apparent that war was inevitable, however, the financial markets regained their equilibrium and stocks began a significant recovery. Apparently, the uncertainty of war was worse for investors than actual war itself. This clarification on the geopolitical front enabled many investors to once again focus on the economic fundamentals.

1

LETTER TO SHAREHOLDERS continued

These fundamentals had been too weak for too long. In an attempt to resuscitate growth, the Federal Reserve maintained an accommodative stance, driving rates to 45-year lows. As the period progressed economic data began to surprise us on the upside. The U.S. consumer remained active and the housing market, buoyed by surging mortgage refinancing activity, continued to strengthen. U.S. worker productivity also grew, and as corporations generated higher profits, business spending began to accelerate into the summer months.

The Fed's concerns about deflation, however, presented another hurdle for investors. Market yields experienced dramatic swings as investors bought Treasuries in anticipation of lower rates. Yet the rapidly improving economic data resulted in a lower than expected reduction in interest rates at the Fed's monetary policy meeting in June. In addition, Mr. Greenspan's positive comments on the 2004 economic outlook to congressional banking committee members in July caused rampant selling in the bond market as the "deflation trade" unwound. In a little more than a month, the yield on the 10-year Treasury swung from a low of 3.1% to a high of 4.6%. Since that time, market yields have settled down in anticipation of further accommodation from the Fed.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of August 31, 2003

MANAGEMENT TEAM

J. Kellie Allen

Bryan K. White, CFA

PERFORMANCE AND RETURNS*1

Portfolio inception date: 10/1/1999

								Lipper
				Institutional				Institutional U.S.
	Institutional	Administrative	Investor	Service	Participant	Reserve	Resource	Government
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Money	90-Day
	(Class I)	(Class AD)	(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Markets	Treasury
Class Inception Date	10/1/1999	5/1/2001	5/1/2001	10/1/1999	5/1/2001	5/1/2001	5/1/2001	Median	Bill

6-month return	0.49%	0.47%	0.44%	0.37%	0.24%	0.16%	0.09%	0.42%	0.60%

Average annual return

1 year	1.16%	1.10%	1.05%	0.90%	0.65%	0.50%	0.35%	1.03%	1.38%

Since portfolio inception	3.51%	3.48%	3.45%	3.25%	3.20%	3.11%	3.02%	3.37%	3.66%

7-day annualized yield	0.88%	0.83%	0.78%	0.63%	0.38%	0.23%	0.08%	N/A	N/A

30-day annualized yield	0.87%	0.82%	0.77%	0.62%	0.37%	0.22%	0.07%	N/A	N/A

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.
See Notes to Financial Statements

7-DAY ANNUALIZED YIELD

4

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC shares prior to their inception is based on the performance of Class I, one of the original classes offered. The historical returns have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which, returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. All classes are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of August 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28,
CLASS I		2003	2002	2001	2000[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.005	0.015	0.032	0.061	0.022
Distributions to shareholders from
Net investment income	-0.005	-0.015	-0.032	-0.061	-0.022
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.49%	1.52%	3.26%	6.30%	2.23%
Ratios and supplemental data
Net assets, end of period (thousands)	$743,956	$719,820	$618,793	$391,051	$138,156
Ratios to average net assets
Expenses[2]	0.22%[3]	0.21%	0.20%	0.20%	0.20%[3]
Net investment income	0.98%[3]	1.53%	3.04%	6.13%	5.47%[3]

[1]   For the period from October 1, 1999 (commencement of class operations), to February 29, 2000.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28,
CLASS AD		2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.005	0.015	0.024
Distributions to shareholders from
Net investment income	-0.005	-0.015	-0.024
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.47%	1.47%	2.39%
Ratios and supplemental data
Net assets, end of period (thousands)	$1	$1	$1
Ratios to average net assets
Expenses[2]	0.11%[3]	0.10%	0.25%[3]
Net investment income	1.09%[3]	1.63%	2.96%[3]

[1]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28,
CLASS IN		2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.004	0.014	0.023
Distributions to shareholders from
Net investment income	-0.004	-0.014	-0.023
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.44%	1.42%	2.35%
Ratios and supplemental data
Net assets, end of period (thousands)	$11,631	$11,316	$1
Ratios to average net assets
Expenses[2]	0.32%[3]	0.32%	0.30%[3]
Net investment income	0.88%[3]	1.13%	2.90%[3]

[1]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28,
CLASS IS		2003	2002	2001	2000[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.004	0.013	0.030	0.059	0.021
Distributions to shareholders from
Net investment income	-0.004	-0.013	-0.030	-0.059	-0.021
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.37%	1.26%	3.00%	6.04%	2.11%
Ratios and supplemental data
Net assets, end of period (thousands)	$177,227	$239,264	$207,397	$127,569	$8
Ratios to average net assets
Expenses[2]	0.47%[3]	0.46%	0.45%	0.45%	0.48%[3]
Net investment income	0.73%[3]	1.28%	2.94%	5.91%	4.59%[3]

[1]   For the period from October 1, 1999 (commencement of class operations), to February 29, 2000.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28,
CLASS P		2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.002	0.010	0.020
Distributions to shareholders from
Net investment income	-0.002	-0.010	-0.020
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.24%	1.01%	2.01%
Ratios and supplemental data
Net assets, end of period (thousands)	$445,524	$298,567	$178,457
Ratios to average net assets
Expenses[2]	0.72%[3]	0.71%	0.70%[3]
Net investment income	0.47%[3]	0.97%	1.66%[3]

[1]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28,
CLASS RV		2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.002	0.009	0.019
Distributions to shareholders from
Net investment income	-0.002	-0.009	-0.019
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.16%	0.86%	1.88%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,468	$2,342	$11,240
Ratios to average net assets
Expenses[2]	0.87%[3]	0.86%	0.85%[3]
Net investment income	0.36%[3]	0.91%	2.18%[3]

[1]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28,
CLASS RC		2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.001	0.007	0.017
Distributions to shareholders from
Net investment income	-0.001	-0.007	-0.017
Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.09%	0.71%	1.76%
Ratios and supplemental data
Net assets, end of period (thousands)	$761	$11,242	$6,260
Ratios to average net assets
Expenses[2]	1.02%[3]	1.02%	1.00%[3]
Net investment income	0.25%[3]	0.70%	1.87%[3]

[1]   For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

August 31, 2003 (unaudited)

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 85.5%
FAMC, 0.00%, 9/30/2003 (n)	$ 28,500,000	$ 28,478,055
FFCB, 1.00%, 11/3/2003	25,000,000	25,000,000
FHLB:
0.00%, 9/3/2003 (n)	50,000,000	49,998,569
0.98%, 9/15/2003	50,000,000	49,999,199
0.98%, 10/7/2003	50,000,000	49,974,731
0.99%, 9/17/2003	50,000,000	49,976,935
1.01%, 9/19/2003	50,000,000	49,976,153
1.39%, 11/11/2003	25,000,000	25,000,000
FHLMC:
0.00%, 9/12/2003 (n)	47,220,000	47,206,949
0.00%, 10/9/2003 (n)	50,000,000	49,948,868
0.00%, 10/23/2003 (n)	50,000,000	49,927,042
0.00%, 11/17/2003 (n)	50,000,000	49,890,222
0.00%, 11/21/2003 (n)	50,000,000	49,884,444
1.20%, 7/27/2004	25,000,000	25,000,000
1.21%, 10/28/2003	25,000,000	25,000,000
1.26%, 10/21/2003	22,000,000	22,000,000
FNMA:
0.00%, 10/22/2003 (n)	30,000,000	29,957,083
0.00%, 10/29/2003 (n)	35,000,000	34,941,535
0.91%, 9/1/2003	51,811,293	51,786,792
1.05%, 10/8/2003	50,000,000	49,947,500
1.06%, 10/30/2003	21,390,000	21,353,471
1.18%, 7/27/2004	15,000,000	14,997,476
1.20%, 8/16/2004	10,000,000	10,000,000
1.23%, 9/17/2003	100,000,000	99,984,085
1.25%, 8/27/2004	15,000,000	15,000,000
1.45%, 9/14/2004	10,000,000	10,000,000
SLMA:
0.00%, 9/2/2003 (n)	75,000,000	75,000,000
1.21%, 10/27/2003	25,000,000	25,000,000
TVA:
0.00%, 9/11/2003 (n)	45,000,000	44,988,694
0.00%, 9/18/2003 (n)	50,000,000	49,977,777
Total U.S. Government & Agency Obligations		1,180,195,580
SUPRANATIONAL BANK 3.2%
IBRD, 0.00%, 9/4/2003 (n)	45,000,000	44,997,425
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2003 (unaudited)

	Principal Amount	Value

REPURCHASE AGREEMENTS* 10.8%
Deutsche Bank AG, 1.00%, dated 8/29/2003, maturing 9/2/2003, maturity value $50,005,556 (1)	$ 50,000,000	$ 50,000,000
Societe Generale, 0.99%, dated 8/29/2003, maturing 9/2/2003, maturity value $48,775,366 (2)	48,770,001	48,770,001
State Street Bank & Trust Co., 0.94%, dated 8/29/2003, maturing 9/2/2003, maturity value $50,005,222 (3)	50,000,000	50,000,000
Total Repurchase Agreements		148,770,001
Total Investments (cost $1,373,963,006) 99.5%		1,373,963,006
Other Assets and Liabilities 0.5%		6,604,295
Net Assets 100.0%		$ 1,380,567,301

* Collateralized by:
(1)	$50,021,000 U.S. Treasury Notes, 2.125%, 8/31/2004; value including accrued interest is $51,000,037.
(2)	$49,985,000 U.S. Treasury Bills, 0.00%, 2/5/2004 to 2/12/2004; value is $49,754,835.
(3)	$50,250,000 U.S. Treasury Notes, 2.00%, 11/30/2004; value including accrued interest is $51,008,972.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

Summary of Abbreviations:
FAMC	Federal Agricultural Mortgage Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
IBRD	International Bank for Reconstruction and Development
SLMA	Student Loan Marketing Association
TVA	Tennessee Valley Authority
See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003 (unaudited)

Assets
Investments in securities	$ 1,225,193,005
Investments in repurchase agreements	148,770,001

Investments at amortized cost	1,373,963,006
Receivable for Fund shares sold	6,702,907
Interest receivable	697,035
Prepaid expenses and other assets	131,760

Total assets	1,381,494,708

Liabilities
Dividends payable	823,913
Advisory fee payable	18,014
Distribution Plan expenses payable	29,474
Due to other related parties	8,962
Accrued expenses and other liabilities	47,044

Total liabilities	927,407

Net assets	$ 1,380,567,301

Net assets represented by
Paid-in capital	$ 1,380,243,045
Undistributed net investment income	313,306
Accumulated net realized gains on securities	10,950

Total net assets	$ 1,380,567,301

Net assets consists of
Class I	$ 743,955,546
Class AD	1,043
Class IN	11,630,624
Class IS	177,226,547
Class P	445,524,425
Class RV	1,467,915
Class RC	761,201

Total net assets	$ 1,380,567,301

Shares outstanding
Class I	743,751,864
Class AD	1,043
Class IN	11,629,469
Class IS	177,173,153
Class P	445,461,608
Class RV	1,466,018
Class RC	761,149

Net asset value per share
Class I	$ 1.00
Class AD	$ 1.00
Class IN	$ 1.00
Class IS	$ 1.00
Class P	$ 1.00
Class RV	$ 1.00
Class RC	$ 1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2003 (unaudited)

Investment income
Interest	$ 7,661,697

Expenses
Advisory fee	766,481
Distribution Plan expenses
Class IN	6,025
Class IS	191,303
Class P	884,849
Class RV	7,011
Class RC	26,716
Administrative services fee	380,520
Transfer agent fees	1,983
Trustees' fees and expenses	8,751
Printing and postage expenses	10,742
Custodian fees	132,942
Registration and filing fees	44,612
Professional fees	14,336
Other	46,886

Total expenses	2,523,157
Less: Expense reductions	(1,995)
Expense reimbursements	(8)

Net expenses	2,521,154

Net investment income	5,140,543

Net realized gains on securities	10,950

Net increase in net assets resulting from operations	$ 5,151,493

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2003		Year Ended
	(unaudited)		February 28, 2003

Operations
Net investment income		$ 5,140,543		$ 16,161,991
Net realized gains on securities		10,950		48,860

Net increase in net assets resulting from operations		5,151,493		16,210,851

Distributions to shareholders from
Net investment income
Class I		(3,649,917)		(11,270,324)
Class AD		(9)		(15)
Class IN		(53,052)		(21,583)
Class IS		(556,112)		(2,377,222)
Class P		(824,791)		(2,156,375)
Class RV		(3,757)		(48,637)
Class RC		(13,708)		(107,681)

Total distributions to shareholders		(5,101,346)		(15,981,837)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	4,174,933,157	4,174,933,157	7,698,290,881	7,698,290,882
Class IN	12,020,940	12,020,940	11,305,801	11,305,801
Class IS	493,920,107	493,920,107	1,677,778,937	1,677,778,937
Class P	332,943,620	332,943,620	753,947,558	753,947,557
Class RV	2,890,965	2,890,965	73,908,492	73,908,493
Class RC	19,180,715	19,180,715	136,698,096	136,698,095

		5,035,889,504		10,351,929,765

Net asset value of shares issued in reinvestment of distributions
Class I	124,071	124,071	501,758	501,758
Class AD	4	4	15	15
Class IN	5,146	5,146	7,622	7,622
Class IS	37,319	37,319	180,393	180,393
Class P	42	42	205	205
Class RV	2	2	6	6

		166,584		689,999

Payment for shares redeemed
Class I	(4,150,956,790)	(4,150,956,790)	(7,597,906,246)	(7,597,906,246)
Class IN	(11,711,064)	(11,711,064)	0	0
Class IS	(556,004,309)	(556,004,309)	(1,646,126,013)	(1,646,126,013)
Class P	(185,996,821)	(185,996,821)	(633,886,397)	(633,886,397)
Class RV	(3,765,314)	(3,765,314)	(82,807,058)	(82,807,058)
Class RC	(29,656,786)	(29,656,786)	(131,720,366)	(131,720,366)

		(4,938,091,084)		(10,092,446,080)

Net increase in net assets resulting from capital share transactions		97,965,004		260,173,684

Total increase in net assets		98,015,151		260,402,698
Net assets
Beginning of period		1,282,552,150		1,022,149,452

End of period		$ 1,380,567,301		$ 1,282,552,150

Undistributed net investment income		$ 313,306		$ 274,109

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional U.S. Government Money Market Fund (the "Fund") is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I"), Administrative ("Class AD"), Investor ("Class IN"), Institutional Service ("Class IS"), Participant ("Class P"), Reserve ("Class RV") and Resource ("Class RC") classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.12% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended August 31, 2003, EIMC reimbursed expenses relating to Class RC shares in the amount of $8. Total amounts subject to recoupment as of August 31, 2003 were $8.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

5. SECURITIES TRANSACTIONS

On August 31, 2003, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended August 31, 2003, the Fund had no borrowings under this agreement.

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of August 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567760   10/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Prime Cash Management Money Market Fund

Evergreen Prime Cash Management Money Market Fund: Semiannual Report as of August 31, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

October 2003

Dennis H. Ferro President and Chief Executive Officer

Dear Evergreen Shareholder,

We are pleased to provide the semiannual report for the Evergreen Prime Cash Management Money Market Fund, which covers the six-month period ended August 31, 2003.

A challenging environment

Over the past six-month period, money market investors have encountered a variety of challenges. The uncertain geopolitical environment, a staggered economic recovery, worries about deflation, and changes in the tax laws all combined to threaten performance.

The first challenge for investors was the uncertain geopolitical environment. The saber rattling between the U.S. and Iraq started at the beginning of the investment period and continued into the new-year. Indeed, as negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices sold-off dramatically and money flowed into U.S. Treasuries in a flight to quality. Once it became apparent that war was inevitable, however, the financial markets regained their equilibrium and stocks began a significant recovery. Apparently, the uncertainty of war was worse for investors than actual war itself. This clarification on the geopolitical front enabled many investors to once again focus on the economic fundamentals.

1

LETTER TO SHAREHOLDERS continued

These fundamentals had been too weak for too long. In an attempt to resuscitate growth, the Federal Reserve maintained an accommodative stance, driving rates to 45-year lows. As the period progressed economic data began to surprise us on the upside. The U.S. consumer remained active and the housing market, buoyed by surging mortgage refinancing activity, continued to strengthen. U.S. worker productivity also grew, and as corporations generated higher profits, business spending began to accelerate into the summer months.

The Fed's concerns about deflation, however, presented another hurdle for investors. Market yields experienced dramatic swings as investors bought Treasuries in anticipation of lower rates. Yet the rapidly improving economic data resulted in a lower than expected reduction in interest rates at the Fed's monetary policy meeting in June. In addition, Mr. Greenspan's positive comments on the 2004 economic outlook to congressional banking committee members in July caused rampant selling in the bond market as the "deflation trade" unwound. In a little more than a month, the yield on the 10-year Treasury swung from a low of 3.1% to a high of 4.6%. Since that time, market yields have settled down in anticipation of further accommodation from the Fed.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of August 31, 2003

MANAGEMENT TEAM

J. Kellie Allen

Bryan K. White, CFA

PERFORMANCE AND RETURNS*1

Portfolio inception date: 12/2/1993

				Institutional				Lipper
	Institutional	Administrative	Investor	Service	Participant	Reserve	Resource	Institutional
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Money	90-Day
	(Class I)	(Class AD)	(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Markets	Treasury
Class inception date	12/2/1993	6/13/2003	6/13/2003	6/13/2003	6/13/2003	6/13/2003	6/13/2003	Median	Bill

6-month return	0.54%	0.53%	0.52%	0.49%	0.43%	0.40%	0.37%	0.43%	0.60%

Average annual return

1 year	1.31%	1.29%	1.28%	1.25%	1.20%	1.16%	1.13%	1.05%	1.38%

5 year	3.99%	3.99%	3.98%	3.98%	3.97%	3.96%	3.95%	3.78%	3.92%

Since portfolio inception	4.63%	4.62%	4.62%	4.62%	4.61%	4.61%	4.61%	4.47%	4.54%

7-day annualized yield	0.87%	0.82%	0.77%	0.62%	0.37%	0.22%	0.07%	N/A	N/A

30-day annualized yield	0.89%	0.84%	0.79%	0.64%	0.39%	0.24%	0.09%	N/A	N/A

*The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

4

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, IS, P, RV and RC shares prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class I prior to June 10, 2002 is based on the performance of the Institutional shares of the fund's predecessor fund, Wachovia Prime Cash Management Fund. The historical returns have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. All classes are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of August 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2003 (unaudited)
		Year Ended February 28, 2003[1]	Year Ended November 30,
CLASS I			2002[2]	2001[2]	2000[2]	1999[2]	1998[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.005	0.003	0.018	0.045	0.062	0.049	0.054
Distributions to shareholders from
Net investment income	-0.005	-0.003	-0.018	-0.045	-0.062	-0.049	-0.054
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.54%	0.34%	1.83%	4.58%	6.35%	5.05%	5.54%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,258,694	$1,763,107	$1,716,949	$2,301,135	$1,752,274	$1,710,005	$1,829,211
Ratios to average net assets
Expenses[3]	0.20%[4]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	1.09%[4]	1.37%[4]	1.80%	4.49%	6.17%	4.93%	5.40%

[1]   For the three months ended February 28, 2003. The Fund changed its fiscal year end from November 30 to February 28, effective February 28, 2003.

[2]   As of the close of business on June 7, 2002, Evergreen Prime Cash Management Money Market Fund acquired the net assets of Wachovia Prime Cash Management Fund ("Wachovia Fund"). Wachovia Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to June 10, 2002 are those of Wachovia Fund.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Six Months Ended
August 31, 2003
CLASS AD	(unaudited)[1]
Net asset value, beginning of period	$1.00
Income from investment operations
Net investment income	0.002
Distributions to shareholders from
Net investment income	-0.002
Net asset value, end of period	$1.00
Total return	0.18%
Ratios and supplemental data
Net assets, end of period (thousands)	$19
Ratios to average net assets
Expenses[2]	0.27%[3]
Net investment income	0.88%[3]

[1]   For the period from June 13, 2003 (commencement of class operations), to August 31, 2003.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Six Month Ended
August 31, 2003
CLASS IN	(unaudited)[1]
Net asset value, beginning of period	$1.00
Income from investment operations
Net investment income	0.002
Distributions to shareholders from
Net investment income	-0.002
Net asset value, end of period	$1.00
Total return	0.17%
Ratios and supplemental data
Net assets, end of period (thousands)	$12,530
Ratios to average net assets
Expenses[2]	0.33%[3]
Net investment income	0.83%[3]

[1]   For the period from June 13, 2003 (commencement of class operations), to August 31, 2003.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Six Months Ended
August 31, 2003
CLASS IS	(unaudited)[1]
Net asset value, beginning of period	$1.00
Income from investment operations
Net investment income	0.001
Distributions to shareholders from
Net investment income	-0.001
Net asset value, end of period	$1.00
Total return	0.14%
Ratios and supplemental data
Net assets, end of period (thousands)	$78,027
Ratios to average net assets
Expenses[2]	0.48%[3]
Net investment income	0.67%[3]

[1]   For the period from June 13, 2003 (commencement of class operations), to August 31, 2003.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Six Months Ended
August 31, 2003
CLASS P	(unaudited)[1]
Net asset value, beginning of period	$1.00
Income from investment operations
Net investment income	0.001
Distributions to shareholders from
Net investment income	-0.001
Net asset value, end of period	$1.00
Total return	0.09%
Ratios and supplemental data
Net assets, end of period (thousands)	$43,961
Ratios to average net assets
Expenses[2]	0.73%[3]
Net investment income	0.43%[3]

[1]   For the period from June 13, 2003 (commencement of class operations), to August 31, 2003.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Six Months Ended
August 31, 2003
CLASS RV	(unaudited)[1]
Net asset value, beginning of period	$1.00
Income from investment operations
Net investment income	0.001
Distributions to shareholders from
Net investment income	-0.001
Net asset value, end of period	$1.00
Total return	0.06%
Ratios and supplemental data
Net assets, end of period (thousands)	$9,403
Ratios to average net assets
Expenses[2]	0.88%[3]
Net investment income	0.29%[3]

[1]   For the period from June 13, 2003 (commencement of class operations), to August 31, 2003.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Six Months Ended
August 31, 2003
CLASS RC	(unaudited)[1]
Net asset value, beginning of period	$1.00
Income from investment operations
Net investment income	0
Distributions to shareholders from
Net investment income	0[2]
Net asset value, end of period	$1.00
Total return	0.03%
Ratios and supplemental data
Net assets, end of period (thousands)	$3,165
Ratios to average net assets
Expenses[3]	1.03%[4]
Net investment income	0.50%[4]

[1]   For the period from June 13, 2003 (commencement of class operations), to August 31, 2003.

[2]   Amount represents less than $0.0005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

August 31, 2003 (unaudited)

	Principal Amount	Value

CERTIFICATES OF DEPOSIT 1.8%
National Bank of Commerce, 1.12%, 9/3/2003	$25,000,000	$ 25,000,000
COMMERCIAL PAPER 48.1%
Asset-Backed 39.6%
Amstel Funding Corp., 1.04%, 9/25/2003	30,000,000	29,980,067
Aspen Funding Corp., 1.07%, 10/9/2003	25,000,000	24,972,507
Atlantic Asset Securitization Corp., 1.04%, 9/4/2003	35,000,000	34,997,978
Barton Capital Corp., 1.05%, 9/4/2003	20,013,000	20,011,833
Bavaria Universal Funding Corp., 1.08%, 9/2/2003	40,000,000	40,000,000
Edison Asset Securitization, LLC, 1.03%, 9/22/2003	25,000,000	24,985,694
Fairway Finance Corp., 1.04%, 9/5/2003	30,000,000	29,997,400
Giro Multi Funding Corp., 1.07%, 9/15/2003	25,048,000	25,038,322
Greenwich Funding Corp., 1.06%, 9/22/2003	25,000,000	24,985,278
Greyhawk Fund Corp., 1.07%, 11/6/2003	25,000,000	24,951,701
Lake Constance Funding, LLC, 1.07%, 9/25/2003	25,000,000	24,982,910
Mane Funding Corp., 1.06%, 10/7/2003	40,000,000	39,958,778
Old Line Funding Corp.:
1.03%, 9/12/2003	25,000,000	24,992,847
1.06%, 9/12/2003	22,680,000	22,673,322
Park Granada, LLC, 1.08%, 10/16/2003	30,000,000	29,960,400
Sheffield Receivables Corp., 1.05%, 9/4/2003	20,000,000	19,998,833
Thames Asset Global Security:
1.04%, 10/1/2003	18,103,000	18,087,834
1.07%, 10/1/2003	13,636,000	13,624,246
Triple A One Funding Corp.:
1.05%, 9/3/2003	16,356,000	16,355,523
1.05%, 9/8/2003	8,547,000	8,545,504
1.05%, 9/19/2003	40,000,000	39,980,167
Yorktown Capital LLC, 1.06%, 10/15/2003	17,000,000	16,978,476
556,059,620
Brokers 4.6%
Credit Suisse First Boston, Inc.:
1.08%, 9/16/2003	25,000,000	25,000,000
1.13%, 9/9/2003	25,000,000	25,000,000
Goldman Sachs Group, Inc., 1.42%, 4/21/2004	15,000,000	14,862,443
64,862,443
Commercial Banks 2.8%
Chase Manhattan Bank, 1.07%, 9/30/2003	40,000,000	40,000,000
Diversified Financial Services 1.1%
Transamerica Finance Corp., 1.32%, 9/1/2003	15,000,000	15,000,000
Total Commercial Paper		675,922,063
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2003 (unaudited)

	Principal Amount	Value

CORPORATE BONDS 37.7%
Asset-Backed 2.6%
CC USA, Inc., FRN:
1.08%, 9/25/2003	$16,000,000	$ 16,000,027
1.08%, 9/29/2003	20,000,000	20,000,033
36,000,060
Brokers 10.3%
Bear Stearns, Inc., FRN, 1.42%, 9/22/2003	20,600,000	20,684,070
Deutsche Bank AG, FRN, 1.34%, 9/2/2003	5,940,000	5,940,000
Lehman Brothers Holdings, Inc., FRN, 1.31%, 9/8/2003	50,000,000	50,000,000
Merrill Lynch & Co., Inc., FRN, 1.38%, 9/12/2003	50,000,000	50,121,013
Morgan Stanley Dean Witter Co., FRN, 1.22%, 9/15/2003	6,700,000	6,701,084
Salomon Smith Barney Inc., FRN, 1.24%, 12/21/2003	12,000,000	12,021,246
145,467,413
Commercial Banks 10.8%
Citigroup, Inc., FRN, 1.21%, 10/27/2003	30,000,000	30,043,404
Deutsche Bank Financial, LLC, FRN, 1.23%, 9/12/2003	50,000,000	50,015,292
HBOS Treasury Services Plc, FRN, 1.12%, 11/20/2003	50,000,000	50,000,000
NationsBank Corp., 6.125%, 7/15/2004	4,000,000	4,168,221
Wells Fargo & Co., 6.63%, 7/15/2004	17,000,000	17,791,012
152,017,929
Consumer Finance 8.5%
BMW US Capital, LLC, FRN:
1.11%, 9/11/2003	30,000,000	30,000,000
1.11%, 9/24/2003	25,000,000	25,000,000
General Electric Capital Corp., 1.14%, 9/17/2003	40,000,000	40,000,000
Nationwide Building Society, FRN, 1.08%, 10/23/2003 144A	25,000,000	25,000,000
120,000,000
Diversified Telecommunication Services 2.1%
Bellsouth Corp., 4.16%, 4/26/2004	25,000,000	25,438,515
New York Telephone Co., 6.25%, 2/15/2004	3,500,000	3,576,783
29,015,298
Food Products 1.1%
Pepsi Bottling Holdings, Inc., 5.375%, 2/17/2004 144A	14,705,000	14,987,169
Health Care Providers & Services 1.1%
AARP, 1.15%, 9/4/2003	15,000,000	15,000,000
Machinery 1.2%
Caterpillar Financial Services Corp., 7.59%, 12/10/2003	16,800,000	17,087,252
Total Corporate Bonds		529,575,121
FUNDING AGREEMENTS 3.5%
Transamerica Occidental, 1.31%, 9/1/2003 144A	50,000,000	50,000,000
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2003 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 3.8%
Education 1.1%
Western Michigan Univ. RB, Ser. B, 1.07%, VRDN	$15,300,000	$ 15,300,000
Housing 0.3%
Washington Hsg. Fin. Commission RB:
Eaglepointe Apts., 1.36%, VRDN	1,610,000	1,610,000
Winterhill Apts., 1.36%, VRDN	2,175,000	2,175,000
3,785,000
Industrial Development Revenue 1.2%
SF Tarns, LLC, FRN, 1.21%, 9/4/2003	17,530,000	17,530,000
Port Authority 1.2%
Summit Cnty., OH Port Auth. RB, 1.10%, VRDN	17,125,000	17,125,000
Total Municipal Obligations		53,740,000
TIME DEPOSIT 0.6%
State Street Bank Euro Time Deposit, 1.00%, 9/2/2003	8,829,330	8,829,330
U.S. GOVERNMENT & AGENCY OBLIGATIONS 4.3%
FHLB, FRN, 1.39%, 11/11/2003	25,000,000	25,000,000
FHLMC, 1.20%, 7/27/2004	25,000,000	25,000,000
FNMA, 1.25%, 8/27/2004	10,000,000	10,000,000
Total U.S. Government & Agency Obligations		60,000,000

	Shares	Value

MUTUAL FUND SHARES 0.1%
Citifunds Cash Reserve	1,081,915	1,081,915
Federated Prime Value Obligation Fund	275,796	275,796
Federated U.S. Treasury Cash Resources	62,210	62,210
Total Mutual Fund Shares		1,419,921
Total Investments (cost $1,404,486,435) 99.9%		1,404,486,435
Other Assets and Liabilities 0.1%		1,312,035
Net Assets 100.0%		$ 1,405,798,470

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
RB	Revenue Bond
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 2003.
See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003 (unaudited)

Assets
Investments at amortized cost	$ 1,404,486,435
Cash	25,334
Interest receivable	1,959,507
Prepaid expenses and other assets	520,776

Total assets	1,406,992,052

Liabilities
Dividends payable	1,096,728
Advisory fee payable	17,079
Distribution Plan expenses payable	5,616
Due to other related parties	9,173
Accrued expenses and other liabilities	64,986

Total liabilities	1,193,582

Net assets	$ 1,405,798,470

Net assets represented by
Paid-in capital	$ 1,405,840,480
Overdistributed net investment income	(19,681)
Accumulated net realized losses on securities	(22,329)

Total net assets	$ 1,405,798,470

Net assets consists of
Class I	$ 1,258,694,056
Class AD	18,571
Class IN	12,529,772
Class IS	78,026,875
Class P	43,961,081
Class RV	9,403,182
Class RC	3,164,933

Total net assets	$ 1,405,798,470

Shares outstanding
Class I	1,258,734,019
Class AD	18,570
Class IN	12,529,906
Class IS	78,026,811
Class P	43,961,397
Class RV	9,403,229
Class RC	3,162,526

Net asset value per share
Class I	$ 1.00
Class AD	$ 1.00
Class IN	$ 1.00
Class IS	$ 1.00
Class P	$ 1.00
Class RV	$ 1.00
Class RC	$ 1.00

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2003 (unaudited)

Investment income
Interest	$ 9,975,790

Expenses
Advisory fee	2,326,402
Distribution Plan expenses
Class AD	2
Class IN	2,960
Class IS	43,251
Class P	48,674
Class RV	14,644
Class RC	5,201
Administrative services fee	461,875
Transfer agent fees	1,974
Trustees' fees and expenses	15,813
Printing and postage expenses	22,093
Custodian fees	170,394
Registration and filing fees	20,147
Professional fees	12,888
Other	48,873

Total expenses	3,195,191
Less: Expense reductions	(2,036)
Fee waivers	(1,506,308)

Net expenses	1,686,847

Net investment income	8,288,943

Net realized losses on securities	(19,949)

Net increase in net assets resulting from operations	$ 8,268,994

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2003(a)		Year Ended
	(unaudited)		February 28, 2003(b)

Operations
Net investment income		$ 8,288,943		$ 6,080,185
Net realized losses on securities		(19,949)		(1,217)

Net increase in net assets resulting from operations		8,268,994		6,078,968

Distributions to shareholders from
Net investment income
Class I		(8,095,881)		(6,072,220)
Class AD		(35)		0
Class IN		(24,490)		0
Class IS		(115,682)		0
Class P		(41,337)		0
Class RV		(6,482)		0
Class RC		(815)		0

Total distributions to shareholders		(8,284,722)		(6,072,220)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	4,732,490,288	4,732,490,288	2,949,749,024	2,949,749,024
Class AD	0	0	0	0
Class IN	11,835,808	11,835,808	0	0
Class IS	199,530,569	199,530,569	0	0
Class P	44,314,371	44,314,371	0	0
Class RV	21,467,989	21,467,989	0	0
Class RC	3,291,074	3,291,074	0	0

		5,012,930,099		2,949,749,024

Net asset value of shares issued in reinvestment of distributions
Class I	1,400,097	1,400,097	413,477	413,477
Class AD	1	1	0	0
Class IN	682	682	0	0
Class IS	135	135	0	0

		1,400,915		413,477

Payment for shares redeemed
Class I	(5,331,679,275)	(5,331,679,275)	(2,904,011,067)	(2,904,011,067)
Class AD	(1,600)	(1,600)	0	0
Class IN	(15,601,023)	(15,601,023)	0	0
Class IS	(195,986,018)	(195,986,018)	0	0
Class P	(46,772,687)	(46,772,687)	0	0
Class RV	(32,163,932)	(32,163,932)	0	0
Class RC	(3,974,225)	(3,974,225)	0	0

		(5,626,178,760)		(2,904,011,067)

Net asset value of shares issued in acquisition
Class I	93,393,532	93,393,532	0	0
Class AD	20,169	20,169	0	0
Class IN	16,294,439	16,294,439	0	0
Class IS	74,482,125	74,482,125	0	0
Class P	46,419,713	46,419,713	0	0
Class RV	20,099,172	20,099,172	0	0
Class RC	3,845,677	3,845,677	0	0

		254,554,827		0

(a) For Classes AD, IN, IS, P, RV and RC, for the period from June 13, 2003 (commencement of class operations), to August 31, 2003.
(b) For the three months ended February 28, 2003. The Fund changed its fiscal year end from November 30 to February 28, effective February 28, 2003.
See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS continued

Six Months Ended
	August 31, 2003	Year Ended
	(unaudited)	February 28, 2003(a)

Capital share transactions continued
Net increase (decrease) in net assets resulting from capital share transactions	$ (357,292,919)	$ 46,151,434

Total increase (decrease) in net assets	(357,308,647)	46,158,182
Net assets
Beginning of period	1,763,107,117	1,716,948,935

End of period	$ 1,405,798,470	$ 1,763,107,117

Overdistributed net investment income	$ (19,681)	$ (23,902)

(a) For the three months ended February 28, 2003. The Fund changed its fiscal year end from November 30 to February 28, effective February 28, 2003.
See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended
	November 30, 2002

Operations
Net investment income		$ 32,861,018
Net realized losses on securities		(1,020)

Net increase in net assets resulting from operations		32,859,998

Distributions to shareholders from
Net investment income		(32,889,120)

	Shares
Capital share transactions
Proceeds from shares sold--Class I	7,314,541,626	7,314,541,740
Net asset value of shares issued in reinvestment of distributions--Class I	212,744	212,744
Payment for shares redeemed--Class I	(7,898,911,848)	(7,898,911,848)

Net decrease in net assets resulting from capital share transactions		(584,157,364)

Total decrease in net assets		(584,186,486)
Net assets
Beginning of period		2,301,135,421

End of period		$ 1,716,948,935

Overdistributed net investment income		$ (31,867)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Prime Cash Money Market Fund (the "Fund") is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Institutional ("Class I"), Administrative ("Class AD"), Investor ("Class IN"), Institutional Service ("Class IS"), Participant ("Class P"), Reserve ("Class RV") and Resource ("Class RC") classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I, pays an ongoing distribution fee.

As of the close of business on June 7, 2002, the net assets and liabilities of Wachovia Prime Cash Management Fund, a series of The Wachovia Funds, were acquired by the Fund. As Wachovia Prime Cash Management Fund contributed the majority of the net assets and shareholders to the Fund, the accounting and performance history of Wachovia Prime Cash Management Fund has been carried forward.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distribu-

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

tions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.30% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended August 31, 2003, EIMC waived its fee in the amount of $1,506,308, which represents 0.19% of the Fund's average daily net assets (on an annualized basis). Total amounts subject to recoupment as of August 31, 2003 were $2,095,025.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. ACQUISITION

Effective on the close of business on June 13, 2003, the Fund acquired substantially all the assets and assumed certain liabilities of Evergreen Cash Management Money Market Fund in a tax-free exchange for Class I, Class AD, Class IN, Class IS, Class P, Class RV and Class RC shares of the Fund. The aggregate net assets of the Fund and Evergreen Cash Management Money Market Fund immediately prior to the acquisition were $1,257,154,825 and $254,554,827, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,511,709,652.

6. SECURITIES TRANSACTIONS

On August 31, 2003, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2003, the Fund had $2,380 in capital loss carryovers for federal income tax purposes with $143 expiring in 2008, $1,020 expiring in 2010 and $1,217 expiring in 2011.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2003, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended August 31, 2003, the Fund had no borrowings under this agreement.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of August 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567761    10/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Money Market Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: October 31, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: October 31, 2003

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: October 31, 2003